As filed with the Securities and Exchange Commission
                          on
        November 25    , 1998 ------------------------
---------------------------------------
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549

     ----------------

     FORM N-1A
     ----
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT
OF 1933     / X /
     ----
     ----
     Pre-Effective Amendment No.   /   /
     ----
     ----
     Post-Effective Amendment No.    21      / X /
     and  ----
     ----
     REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY    / X / ACT OF 1940    ----
     ----
     Amendment No.    22      / X /
     (Check appropriate box or boxes)   ----
     ---------------
PUTNAM CALIFORNIA TAX EXEMPT
Registration No. 2-81011
     INCOME TRUST   811-3630
     (Exact name of registrant as specified in charter)

     ----
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT
OF 1933     / X /
     ----
     ----
     Pre-Effective Amendment No.   /   /
     ----
     ----
     Post-Effective Amendment No.    14      / X /
     and  ----
     ----
     REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY    / X / ACT OF 1940    ----
     ----
     Amendment No. 14    / X /
     (Check appropriate box or boxes)   ----
     ---------------
PUTNAM CALIFORNIA TAX EXEMPT  Registration No. 33-
17211
     MONEY MARKET FUND   811-5333
 (Exact name of registrant as specified in charter)

 One Post Office Square, Boston, Massachusetts 02109
     (Address of principal executive offices)

 Registrants' Telephone Number, including Area Code
     (617) 292-1000
     ----------------------

It is proposed that this filing will become effective
     (check appropriate box)

 ----
/   /     immediately upon filing pursuant to
paragraph (b)
----
 ----
/          /   on    (date)     pursuant to paragraph
(b)
----
 ----
/    X     /   60 days after filing pursuant to
paragraph (a)(1) ----
 ----
/   /     on (date) pursuant to paragraph (a)(1)
----
 ----
/   /     75 days after filing pursuant to paragraph
(a)(2)
----
 ----
/   /     on (date) pursuant to paragraph (a)(2) of
rule 485.
----
If appropriate, check the following box:
 ----
/   /     this post-effective amendment designates a
new
----      effective date for a previously filed post-
effective
amendment.

     --------------

     JOHN R. VERANI, Vice President
     PUTNAM CALIFORNIA TAX EXEMPT INCOME TRUST
     PUTNAM CALIFORNIA TAX
     EXEMPT MONEY MARKET FUND
     One Post Office Square
     Boston, Massachusetts 02109
     (Name and address of agent
     for service) --------------
     -
     Copy to:
     JOHN W. GERSTMAYR, Esquire
     ROPES & GRAY
     One International Place
     Boston,
Massachusetts 02110



   Prospectus
     JANUARY 30,
        1999

PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
        PUTNAM CALIFORNIA TAX EXEMPT MONEY
MARKET FUND

   CLASS A, B AND M SHARES
INVESTMENT CATEGORY: TAX-ADVANTAGED
This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.
Putnam Investment Management, Inc. (Putnam
Management), which has managed mutual funds since
1937, manages these funds.

   These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.







        CONTENTS
2    Fund summaries
2    Goals
2    Main investment strategies
2    Main risks
3    Performance information
6    Fees and expenses
7    What are the funds' main investment strategies
and related
risks?
17   Who manages each fund?
18   How does each fund price their shares?
19   How do I buy fund shares?
24   How do I sell fund
shares?
27   How do I exchange
fund shares?
28   Fund distributions
and taxes
31   Financial
highlights


   s
BOSTON     (    LONDON     (    TOKYO

   FUND SUMMARIES
GOALS
PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND (THE "INCOME
FUND") The fund seeks as high a level of current
income exempt from federal income tax and California
personal income tax as Putnam Management believes is
consistent with preservation of capital.
PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND (THE
"MONEY MARKET FUND")
The fund seeks as high a level of current income
exempt from federal income tax and California personal
income tax as Putnam Management believes is consistent
with preservation of capital, maintenance of liquidity
and stability of principal.
MAIN INVESTMENT STRATEGIES     -    TAX ADVANTAGED
SECURITIES

THE INCOME FUND.  Most of the fund's investments are
* bonds and other debt the interests on which is
exempt from federal income tax and California personal
income tax,
* investment grade in quality, and
* long-term (with maturities of more than 10 years).
THE MONEY MARKET FUND.Most of the fund's investments
are
* high quality money market instruments the interest
on which is exempt from federal income tax and
California personal income tax, and
* short-term (with a dollar-weighted average portfolio
maturity of 90 days or less).
MAIN RISK
The main risks that could adversely affect the value
of each fund    '   s shares and the total return on
your investment include
THE INCOME FUND
* The risk that movements in the securities markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments, particularly the debt in which it mainly invests, are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with long maturities.
* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. This credit risk is higher for the debt of states, territories, municipalities and other public authorities than for U.S. government debt and is higher still for debt that is below investment grade in quality. * The risk that some or all of the interest the fund receives might become taxable or be determined by the Internal Revenue Service (or
California tax authorities) to be taxable.
THE MONEY MARKET FUNDWhile money market funds are designed to be relatively low risk investments, they are not entirely free of risk.
* the risk that the value of your investment may be eroded over time by the effects of inflation,
* the risk that the fund may be unable to maintain a net asset value of $1.00 per share, and
* the risk that some or all of the interest the fund receives might become taxable by law or be determined by the Internal Revenue Service (or California tax authorities) to be taxable. BOTH FUNDS
You may lose money by investing in either fund. There is no guarantee that the fund will achieve its goals and neither fund is intended as a complete investment program. Investments in either fund are neither deposits of any bank nor are they insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although
Putnam California Tax Exempt Money Market Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that the fund will be able to do so.

PERFORMANCE INFORMATION
The following information provides some indication of
each fund    '   s risks.  The chart shows year-to-
year changes in the performance of one of the Money
Market Fund and on e of the Income Fund    '   s
classes of shares, class A shares.  The table
following the chart compares the fund    '   s
performance to that of a broad measure of market
performance.  Of course, the fund    '   s past
performance is not an indication of future
performance.
THE INCOME FUND
CALENDAR YEAR TOTAL RETURNS FOR THE INCOME
FUND    '   S CLASS A SHARES
Plot points
1983 %
1984 %
1985 %
1986 %
1987 %
1988 %
1989 %
1990 %
1991 %
1992 %
1993 %
1994 %
1995 %
1996 %
1997      %
1998      %
Performance figures do not reflect the impact of
sales charges. If they did, performance would be
less than that shown.  During the period covering
the bar chart, the highest return for a quarter was
% (quarter ending             ) and the
lowest return for a quarter was      (quarter
ending
).


   AVERAGE ANNUAL TOTAL RETURNS (for periods ending
     12/31/98) PAST PAST PAST      SINCE
     1 YEAR    5 YEARS   10 YEARS  INCEPTION*
                       (DATA VARIES)

CLASS A%%%%
CLASS B%%%%
CLASS M%%%%
LEHMAN BROS.
    MUNICIPAL
  BOND INDEX%%%%
* Inception dates:  class A     -    4/29/83; class B
    -
   1/4/93; class M     -    2/14/95

Unlike the bar chart, this performance information
reflects the impact of sales charges.  Class A and
class M share performance reflects the current
maximum initial sales charges; class B performance
reflects the maximum applicable deferred sales charge
if shares had been redeemed on 12/31/98.  The
fund    '   s performance is compared to the Lehman
Brothers Municipal Bond Index, an unmanaged list of
long-term fixed-rate investment-grade tax-exempt
bonds generally considered representative of the
municipal bond market.
THE MONEY MARKET FUND
CALENDAR YEAR TOTAL RETURNS FOR THE MONEY MARKET
FUND    '   S CLASS A SHARES
Plot points
1989 %
1990 %
1991 %
1992 %
1993 %
1994 %
1995 %
1996 %
1997 %
1998 %
During the period covering the bar chart, the highest
return for a quarter was   % (quarter ending
) and the
lowest return for a quarter was      (quarter ending
). AVERAGE ANNUAL TOTAL RETURNS (for periods ending
12/31/98)
          PAST PAST PAST
          1 YEAR    5 YEARS   10 YEARS

Money Market
 Fund%%%
Lipper California
Tax Exempt Money
Market Fund    %    %    %         %
Inception date:  Money Market Fund - 10/26/87

The fund    '   s performance is compared to Lipper
California Tax Exempt Money Market Fund is an arithmetic average of the total return of all California Tax Exempt Money Market Fund tracked by
Lipper Analytical Services.

   FEES AND EXPENSES
This table summarizes the fees and expenses you may
pay if you invest in a fund.  Expenses are based on
a fund    '   s last fiscal year.
SHAREHOLDER FEES (fees paid directly from your
investment)     INCOME FUND
     CLASS A   CLASS B   CLASS M
   Maximum Sales Charge (Load)
Imposed on Purchases     (as a percentage of
      the     offering price)   4.75%     NONE*
                   3.25%       *

   Maximum     Deferred    Sales Charge (Load)
 (as a percentage    of      the         original
        purchase         price or redemption
      proceeds, whichever is lower)       NONE**
                      5.00%
NONE

MONEY MARKET FUND

   Maximum Sales Charge (Load) Imposed
 on purchases        (as a percentage
of
    the     offering price)   NONE

   Maximum     Deferred    Sales
Charge (Load)
 (as a percentage of         the
        original
 purchase price or         redemption
        proceeds   , whichever is
lower)     NONE

ANNUAL FUND OPERATING EXPENSES (for periods ended
                    12/31/98)        TOTAL
                       ANNUAL FUND
     MANAGEMENT     DISTRIBUTION   OTHER
OPERATING
     FEES (12B-1) FEES   EXPENSES
             EXPENSES
INCOME FUND
  Class A 0.45%     0.20%        0.12%
0.77%
  Class B 0.45%     0.85%        0.12%
1.42%
  Class M 0.45%     0.50%        0.12%
1.07%
MONEY MARKET FUND   0.45%     NONE
   0.30%  0.75%

*The higher 12b-1 fees borne by class B and class M shares may cause their long-term shareholders to pay more than the total sales charges paid by owners of class A shares.
**A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

EXAMPLE
This example translates the "total annual fund
operating expenses" shown in the preceding table into
dollar amounts.  By doing this, you can easily compare
the cost of investing in the funds to the cost of
investing in other mutual funds.  The example makes
certain assumptions.  It assumes that you invest
$10,000 in each fund for the time periods shown and
then, except as shown for class B, redeem all your
shares at the end of those periods.  It also assumes a
5% return on your investment each year and that the
fund    '   s operating expenses remain the same.  The
example is hypothetical; your actual costs and returns may be higher or lower.

INCOME FUND    1 YEAR    3 YEARS   5 YEARS   10
YEARS
     Class A   $550 $709 $883 $1,384
  Class B $645 $749 $976 $1,525*
    Class B (no redemption)  $145 $449 $776
                 $1,525*
     Class M   $431 $654 $896 $1,588
MONEY MARKET FUND   $77  $240 $417 $930

*Reflects the conversion of class B shares to class A shares, which pay lower 12b-1fees. Conversion occurs no more than eight years after purchase.

What are the funds' main investment
strategies and related risks?
THE INCOME FUND
Any investment carries with it some level of risk that
generally reflects its potential for reward.  The fund
pursues its goal by investing in securities that allow
at least 90% of the fund    '   s income distributions
will be exempt from both federal income tax and
California personal income tax, except during times of
adverse market conditions when more than 10% of the
Income Fund    '   s income distributions could be
subject to federal income tax and/or California
personal income tax.  This investment policy cannot be
changed without the approval of the fund's
shareholders.
* INTEREST RATE RISK.. The values of bonds and other
debt usually rise and fall in response to changes in
interest rates. Declining interest rates generally
raise the value of existing debt, and rising interest
rates generally lower the value of existing debt.
Changes in the value of a debt investment usually will
not affect the amount of income the fund receives from
it, but will affect the value of the fund's shares.
Interest rate risk is generally greater for
investments with longer maturities.
The fund may buy investments that give the issuer the
option to "call," or redeem, these investments before
their maturity date. If an investment were to be
"called" during a time of declining interest rates,
the fund might have to reinvest the proceeds in an
investment offering a lower yield, and therefore might
not benefit from any increase in value as a result of
declining interest rates.
* CREDIT RISK.Investors normally expect to be
compensated in proportion to the risk they are
assuming. Thus, debt of issuers with poor credit
prospects usually offers higher yields than debt of
issuers with more secure credit. Higher-rated
investments generally offer lower credit risk, but not
necessarily lower interest rate risk. The values of
higher-rated investments still fluctuate in response
to changes in interest rates.
The fund's debt investments are mostly investment
grade, which means they are rated at least BBB (or its
equivalent) by a nationally recognized securities
rating agency, or are unrated investments that Putnam
Management determines are of comparable quality. The
fund may invest up to 25% of its assets in debt
investments rated, at the time of purchase, below BBB
(or its equivalent) by each rating agency rating the
security, and unrated investments that Putnam
Management determines are of comparable quality.  The
fund generally will not invest in securities unless
they are rated at least BB (or the equivalent) by a
nationally recognized securities rating agency, and
unrated investments that Putnam Management determines
are of comparable quality.  The fund will not
necessarily sell an investment if its rating is
reduced. Zero coupon bonds.The fund may at times
invest in "zero coupon" bonds. Zero coupon bonds are
issued at less than their face value and make payments
of interest only at maturity rather than at intervals
during the life of the bond. These bonds allow an
issuer to avoid generating cash to make current
interest payments. They therefore involve greater
credit risk and are subject to greater price
fluctuations than bonds that pay current interest in
cash. Lower rated debt instruments. Fixed income
investments rated below BBB (or its equivalent) are
known as "junk bonds" and reflect a greater
possibility that the issuers may be unable to make
timely payments of interest and principal and thus
default. If this happens, or is perceived as likely to
happen, the values of those investments will usually
be more volatile. A default or expected
default could also make it difficult for the fund to
sell the investments at prices approximating the
values the fund had previously placed on them. Tax-
exempt debt usually has a more limited market than
taxable debt particularly when investing in lower
rated securities, which may at times make it difficult
for the fund to buy or sell certain bonds or to
establish their fair value.
Credit ratings are based largely on the
issuer    '   s historical financial condition and the
rating agencies' investment analysis at the time of
rating. The rating assigned to any particular
investment does not necessarily reflect the
issuer    '   s current financial condition, and does
not reflect an assessment of an investment's
volatility or liquidity.
Although Putnam Management considers credit ratings in
making investment decisions, it performs its own
investment analysis and does not rely only on ratings
assigned by the rating agencies. However, the amount
of information about the financial condition of
issuers of tax-exempt debt may not be as extensive as
that which is made available by companies whose stock
or debt is publicly traded. When the fund buys lower
rated debt, the achievement of its goals depends more
on Putnam Management's ability than would be the case
if the fund were buying investment grade debt.
The fund may have to participate in various legal
proceedings or to take possession of and manage assets
that secure the issuer's obligations. The fund's
ability to enforce its rights in bankruptcy
proceedings may be more limited than would be the case
with private issuers. This could increase the fund's
operating expenses and decrease its net asset value.
Any income that arises from ownership or operation of
assets would be taxable.
Although they are generally thought to have lower
credit risk, investments that are considered
investment-grade may share some of the risks of lower
rated investments.
* FUTURES AND OPTIONS. The fund may buy and sell
financial futures contracts and options. Futures and
options involve special risks and costs, and may
result in losses. The fund may profit or lose money
depending on the change in the value of the underlying
index or investment over the life of the futures
contract or option. Futures and options can also
produce taxable income or capital gains for the fund.
In particular, the fund may buy and sell
* futures contracts on the Municipal Bond Index, which
is intended to reflect the market performance of long-
term tax-exempt bonds,
* futures contracts on U.S. Treasury debt,
* put and call options on such futures contracts and
U.S. Treasury debt, and
* put and call options on, or warrants to buy, tax-
exempt investments.
The fund may engage in these transactions for
"hedging" or protective purposes, such as to protect
against changes in interest rates. It may also do so
for non-hedging purposes, such as to manage the
effective duration of the fund's portfolio. Duration
is a measure of sensitivity to changes in interest
rates. The prices of futures and options, of the
underlying indexes or investments, and of any
investments that are the subject of a hedge, may
change in unexpected or unrelated ways. The successful
use of futures and options also depends on Putnam
Management's ability to forecast market movements
correctly.
Other risks arise from the potential inability to
terminate futures and options positions. A liquid
secondary market may not exist for these positions at
any particular time. The fund's ability to terminate
positions traded in the over-the-counter market may be
more limited than for those traded on exchanges, and
may also increase the amount of taxes payable by
shareholders.
* INVERSE FLOATERS AND RESIDUAL INTEREST BONDS.The
fund may buy interests in tax-exempt debt commonly
known as inverse floating
obligations or residual interest bonds. These bonds
pay interest at rates that vary inversely with short-
term tax-exempt interest rates. The interest rates on
these bonds typically fall as shortterm market
interest rates rise and typically rise as short-term
market rates fall. The interest rates on these debt
investments typically change twice as much as market
interest rates, and they are therefore generally more
volatile.
* DERIVATIVES. The fund may engage in a variety of
transactions involving derivatives such as futures,
options, warrants, inverse floaters or residual
interest bonds.  Derivatives are financial instruments
whose value depends upon, or is derived from, the
value of one or more underlying investments, indexes
or currencies.  Derivatives may be traded on organized
exchanges or in individually negotiated transactions
with other parties (these are known as "over-the-
counter" transactions). The fund may use derivatives
both for hedging and non-hedging purposes.
The fund    '   s return on a derivative typically
depends on the change in the value of the underlying
security, index or currency specified in the
derivative instrument.  Under certain derivatives,
such as futures, the fund may either be entitled to
receive money from the other party or be required to
pay money to the other party.  Depending upon a
variety of factors, the fund could pay out more money
than it receives by investing in the derivative.
Derivatives involve special risks and may result in
losses.  The successful use of derivatives requires
sophisticated management and the fund will depend upon
Putnam Management    '   s ability to analyze and
manage derivative transactions.  The value of
derivatives may move in unexpected ways, especially in
abnormal market conditions.  Some derivatives are
"leveraged" and therefore may magnify or otherwise
increase investment losses.
Other risks arise from the potential inability to
terminate derivatives positions.  A liquid secondary
market may not always exist for the fund    '   s
derivatives positions when the fund needs to buy or
sell such positions.  In fact, many over-thecounter
positions may never be considered liquid.  Over-the
counter instruments also involve the risk that the
other party will not meet its obligations to the fund.
A fund    '   s use of such instruments may also
result in a higher amount of short term capital gains
(generally taxed at ordinary income rates) than the
fund would recognize if it did not own such
instruments.
* PREMIUM INVESTMENTS. The fund may invest in so-
called "premium" investments, which offer interest
rates higher than prevailing market rates. In
addition, during times of declining interest rates,
many of the fund's investments may offer interest
rates that are higher than current market rates,
regardless of whether the fund bought them at a
premium. When the fund holds premium investments,
shareholders are likely to receive higher dividends
(but will bear a greater risk that the value of the
fund's shares will fall) than they would if the fund
held investments that offered current market rates of
interest. Premium investments involve a greater risk
of loss, because their values tend to decline towards
the face value over time.
Investors may find it useful to compare the fund's
yield, which reflects amortization of market premiums,
with its current dividend rate, which does not reflect
that amortization.
THE MONEY MARKET FUND
Any investment carries with it some level of risk
that generally reflects its potential for reward.
The fund pursues its goal by investing in securities
that normally allow at least 90% of the fund    '   s
income distributions to be exempt from both federal
income tax and California personal income tax income
tax, except during times of adverse market conditions
when more than 10% of the Income Fund    '   s income
distributions could be subject to federal income tax
and/or California personal income tax.  This
investment policy cannot be changed without the
approval of the
fund's shareholders.
* CREDIT QUALITY. The fund buys only high quality
California tax exempt investments that Putnam
Management believes present minimal credit risk at the
time of purchase. High quality investments are * rated
in one of the two highest categories by at least two
nationally recognized rating services, or
* rated by one rating service in one of its service's
two highest categories (if only one rating service has
provided a rating) or
* unrated investments that Putnam Management
determines are of equivalent quality
To maintain liquidity and preserve capital, the fund
may decide not to buy investments that pay the highest
available yields at any particular time.
Investors normally expect to be compensated in
proportion to the risk they are assuming. Thus, debt
of issuers with good credit prospects usually offer
lower yields than those of issuers with less secure
credit prospects. Higher-rated investments generally
offer lower credit risk, but not necessarily lower
interest rate risk. The value of a higher-rated
investment can still fluctuate in response to changes
in interest rates.
The amount of information about the financial
condition of issuers of tax-exempt debt may not be as
extensive as that which is made available by companies
whose stock or debt is publicly traded.
In order to enforce their rights in the event of a
default, the funds may have to participate in various
legal proceedings or take possession of and manage
assets that secure the issuer's obligations. This could
increase the fund    '   s operating expenses and
affect its net asset value. Any income that arises from
ownership or operation of assets would be taxable. The
fund    '   s ability to enforce its rights against
issuers of taxexempt investments in bankruptcy
proceedings may be more limited than would be the case
with private issuers.
* LETTERS OF CREDIT & OTHER CREDIT ENHANCEMENTS. The
fund may buy investments backed by credit enhancements
such as letters of credit, which are designed to give
additional protection to investors.  For example, if an
issuer of a note does not have the credit rating
usually required by the fund, another company may
use its higher credit rating to back up the credit of
issuer of the note by selling the issuer a letter of
credit. The main risk in investments backed by a
letter of credit is that the entity issuing the letter
of credit will not be able, or is thought to be
unlikely to be able, to fulfill its obligations to the
fund.
* VARIABLE RATE & FLOATING RATE DEMAND NOTES. The fund
expects to invest significantly in floating rate and
variable rate demand notes and bonds. These
investments may have maturities (time for scheduled
full repayment of principal) of more than one year,
but generally allow the holder to demand payment of
principal plus accrued interest within a relatively
short period.
Because the interest rate on variable rate and
floating rate demand notes can change as market
interest rates change, these investments are unlikely
to be able to lock in favorable longer term interest
rates. The interest rate of a floating rate instrument
is generally based on a known lending rate, such as a
bank's prime rate, and is reset whenever the
underlying rate is adjusted. The interest rate on a
variable rate demand note is reset at specified
intervals at a market rate.
* INSURANCE. The fund has bought liability insurance
that insures it against a decrease in the value of its
investments arising from the issuer's default or
bankruptcy. The insurance covers most of the
fund    '   s investments, other than U.S. government
securities. Although the insurance may provide the
fund with some protection against certain credit
risks, it does not guarantee or insure that the fund
will be able to maintain a stable net asset value of
$1.00 per share. The maximum total coverage for the
fund is $30 million, with a deductible for each loss
of $1 million or 0.30% of the fund's net assets,
whichever is less. Recovery under
the insurance is subject to certain conditions, and
the insurance might not be renewed when it expires.
* SHORT-TERM MATURITY.  The fund invests in short-term
money market instruments.  The average portfolio
maturity will not exceed 90 days and the fund may not
hold a security with a remaining maturity of more than
397 days.  Although these policies tend to reduce risk
(see "interest rate risk" below), short-term
investments generally have lower yields than longer-
term investments.
* INTEREST RATE RISKS.The values of money market
investments usually rise and fall in response to
changes in interest rates. Declining interest rates
will generally raise the value of existing money
market investments, and rising interest rates will
generally lower the value of existing money market
investments. Changes in the values of money market
investments usually will not affect the amount of
income the fund receives from them, but could affect
the value of the fund    '   s shares.  Interest rate
risk is generally lower for investments with short
maturities, and the short-term nature of money market
investments is designed to reduce this risk.
BOTH FUNDS
* TAX-EXEMPT INVESTMENTS.California tax-exempt
investments are typically debt instruments issued by
the State of California, its political subdivisions,
and their agencies, instrumentalities or other
governmental units the interest on which, in the
opinion of bond counsel, is exempt from federal income
tax and California personal income tax. These
investments are commonly issued to raise money for
various public purposes, such as loans for the
construction of housing, schools or hospitals, or to
provide temporary financing in anticipation of the
receipt of taxes and other revenue. They may also
include industrial development bonds, private activity
bonds and notes of public authorities to finance
privately owned or operated facilities. The tax-exempt
investments that the funds may buy include municipal
notes and bonds, municipal securities backed by the
U.S. government, tax-exempt commercial paper (also
known as short-term discount notes) or socalled
participation interests in any of the above.  From
time to time, the funds may buy other investments that
Putnam Management has determined are appropriate for,
and meet the credit quality standards of, the funds.
GENERAL OBLIGATION SECURITIES.Some tax-exempt
investments are backed by the issuer's authority to
levy taxes and are considered an obligation of the
issuer. They are known are general obligation
securities and are payable from the issuer's general
unrestricted revenues, although payment may depend
upon government appropriation or aid from other
governments. These investments may be vulnerable to
legal limits on a government's power to raise revenue
or increase taxes, as well as economic or other
developments that can reduce revenuES.
REVENUE SECURITIES. Other tax-exempt investments are
issued to raise money for a particular project, such
as bridges and turnpikes, and are known as revenue or
special obligation securities. These investments are
payable from revenues earned by that project, and may
be subject to greater credit risk than general
obligation securities because of the relatively
limited source of revenue.
* CONCENTRATION OF INVESTMENTS. Neither fund will
invest more than 25% of its total assets in any one
industry.  Governmental issuers of California tax-
exempt securities are not considered a part of any
industry.  This concentration test above may apply,
however, to California tax-exempt securities that are
backed only by the assets and revenues of privately
owned or operated issuers (who may be deemed to be the
issuers of such securities). Each fund does, however,
reserve the right to invest more than 25% of its
assets in industrial revenue bonds and private
activity securities.
Each fund may also invest more than 25% of its assets
in a broad segment of the tax-exempt debt market, such
as revenue bonds for hospitals and other health care
facilities, housing or airports, if Putnam Management
believes the yields from these bonds justify the
additional risks of such concentration.
The value of the funds    '    shares may change more
than the values of shares of funds investing in a
greater number of different kinds of issuers.
Although California tax-exempt securities could be
supported by the credit of governmental issuers or by
the credit of non-governmental issuers involved in
issuing or providing credit enhancements for such
securities, certain events may adversely affect all
California tax-exempt securities regardless of the
issuer or entity providing credit enhancements.
Legislation or court decisions (or concerns about the
potential results of such legislation or court cases)
affecting financing for projects such as those
described above or lower demand for the services or
products provided by a particular market segment are
examples of such potentially adverse events. Since the
funds invest primarily in California tax-exempt
securities, they are more vulnerable than more
geographically diversified tax-exempt funds to the
California economy and issues encountered by tax
exempt issuers in California such as
* the failure of the state or local municipality (or
their agencies or instrumentalities) to collect
sufficient tax or other revenues to meet their payment
obligations,
* the placement of constitutional or statutory limits
on a taxexempt issuer    '   s ability to raise
revenues or increase taxes, and
* economic or demographic factors that may cause a
decrease in tax or other revenues for the state or
local municipality (or their agencies or
instrumentalities).
These factors, among others, may affect tax-exempt
issuers    '    ability to pay their obligations when
due and may adversely impact the funds and their
shareholders.
In addition, because there a relatively small number
of issuers of California tax-exempt securities, the
funds are more likely to invest a higher percentage of
assets in the securities of a single issuer than a
fund that invests in a wider range of tax exempt
securities.  This practice adds an additional layer of
risk to the funds because if an issuer in which a fund
has invested a significant percentage of assets is
unable to pay interest or principal payments on its
debt, that fund could have a greater risk of
sustaining a loss.
At times, the funds, either alone or together with
other funds and accounts managed by Putnam Management
or its affiliates, may own all or most of the debt of
a particular public issuer. This concentration of
ownership may make it more difficult to sell, or to
determine the fair value of these investments.
ALTERNATIVE MINIMUM TAX. Interest income distributed
by a fund from certain tax-exempt investments may be
subject to the federal alternative minimum tax for
individuals.  The funds do not count such investments
for the purpose of complying with the 90% investment
policies described above although corporations will be
required to include all tax-exempt interest dividends
in determining their federal alternative minimum tax.
For more information, consult your tax advisor.
ALTERNATIVE STRATEGIES.At times Putnam Management may
judge that market conditions make pursuing a fund's
investment strategies inconsistent with the best
interests of its shareholders. Putnam Management then
may temporarily use alternative strategies that are
mainly designed to limit the fund    '   s losses.
These strategies may cause the fund to miss out on
investment opportunities, may produce taxable income,
and may prevent the fund from achieving its goal.
* OTHER INVESTMENTS. In addition to the main
investment strategies described above, a fund may also
make other types of investments,
such as investments in futures contracts, options,
forward contracts and inverse floating obligations,
and, therefore, may be subject to other risk, as
described in the fund    '   s statement of additional
information (SAI).
* CHANGES IN POLICIES. The funds    '    Trustees may
change a fund    '   s goal, investment strategies and
other policies without shareholder approval, except as otherwise indicated.
Who manages each fund?

The funds' Trustees oversee the general conduct of
fund business. The Trustees have retained Putnam
Management to be each fund's investment manager,
responsible for making investment decisions for each
fund and managing each fund's other affairs and
business. Each fund pays Putnam Management a quarterly
management fee for these services based on the
fund    '   s average net assets.  The Income Fund and
Money Market Fund paid Putnam Management a management
fee of 0.45% average net assets for the fund    '   s
last fiscal year, respectively. Putnam
Management    '   s address is One Post Office Square,
Boston, MA 02109.

The following officer of Putnam Management has had primary responsibility for the day-to-day management of the Income Fund's portfolio since the year shown below. Her recent professional experience is also shown.

MANAGER        SINCE     EXPERIENCE

Leslie J. Burke     1988 Employed as an investment
professional Senior Vice President         by Putnam
Management since 1992.

Year 2000 issues.  The funds could be adversely
affected if the computer systems used by Putnam
Management and the funds    '    other service
providers do not properly process and calculate date-
related information relating to the end of this
century and the beginning of the next.  While year
2000-related computer problems could have a negative
effect on the funds, both in their operations and in
its investments, Putnam Management is working toavoid
such problems and to obtain assurances from service
providers that they are taking similar steps.  No
assurances, though, can be provided that the funds
will not be adversely impacted by these matters.
HOW DOES EACH FUND PRICE THEIR SHARES?
THE INCOME FUND.The price of the fund    '   s shares
is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock
Exchange each day the exchange is open.
The Income Fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.
THE MONEY MARKET FUND. The Money Market Fund values its investments at amortized cost, which approximates market value.

HOW DO I BUY FUND SHARES?
THE INCOME FUND
You can open a fund account with as little as $500 and
make additional investments at any time with as little
as $50. The Income Fund sells its shares at the
offering price, which is the NAV plus any applicable
sales charge. Your financial advisor or Putnam
Investor Services generally must receive your
completed buy order before the close of regular
trading on the exchange for your shares to be bought
at that day    '   s offering price.
You can buy shares
* THROUGH A FINANCIAL ADVISOR Your advisor will be
responsible for furnishing all necessary documents to
Putnam Investor Services, and may charge you for his
or her services.
* THROUGH SYSTEMATIC INVESTING You can make regular
investments of $25 or more per month through automatic
deductions from your bank checking or savings account.
Application forms are available through your advisor
or Putnam Investor Services at 1-800-2251581.
You may also complete an order form and write a check
for the amount you wish to invest, payable to the
fund. Return the check and completed form to Putnam
Mutual Funds.
The fund may periodically close to new purchases of
shares or refuse any order to buy shares if the fund
determines that doing so would be in the best
interests of the fund and its shareholders.
WHICH CLASS OF SHARES IS BEST FOR ME?
This prospectus offers you a choice of three classes
of fund shares: A, B, and M. This allows you to choose
among different types of sales charges and different
levels of ongoing operating expenses, as illustrated
in the "Fees and expenses" section. The class of
shares that is best for you depends on a number of
factors, including the amount you plan to invest and
how long you plan to hold the shares. Here is a
summary of the differences among the classes of
shares:
Class A shares
* Initial sales charge of up to 4.75%
* Lower sales charge for investments of $50,000 or
more
* No deferred sales charge (except on certain
redemptions of shares bought without an initial sales
charge)
* Lower annual expenses, and higher dividends, than
class B or M shares because of lower 12b-1 fee
*
Class B shares
* No initial sales charge; your entire investment goes
to work for you
* Deferred sales charge of up to 5% if you sell shares
within 6 years after you bought them
* Higher annual expenses, and lower dividends, than
class A or M shares because of higher 12b-1 fee
* Convert automatically to class A shares after 8
years, reducing the future 12b-1 fee (may convert
sooner in some cases)
* Orders for class B shares for more than $250,000 are
treated as orders for class A shares or refused
*
Class M shares
* Initial sales charge of up to 3.25%
* Lower sales charges for larger investments of
$50,000 or more
* No deferred sales charge
* Lower annual expenses, and higher dividends, than
class B
shares because of lower 12b-1 fee
* Higher annual expenses, and lower dividends, than
class A
shares because of higher 12b-1 fee
* No conversion to class A shares, so future 12b-1 fee
does not decrease
*
INITIAL SALES CHARGES FOR CLASS A AND M SHARES
     CLASS A SALES CHARGE     CLASS M SALES CHARGE
     AS A PERCENTAGE OF: AS A PERCENTAGE OF: ---------
     --------------------------     ------------------
     ---
---------------
AMOUNT OF PURCHASE  NET AMOUNT     OFFERING  NET
AMOUNT
OFFERING
AT OFFERING PRICE ($)    INVESTED  PRICE*    INVESTED
PRICE* -----------------------------------------------
------------------------------------------------------
-------Under 25,000     4.99% 4.75%     3.36%
3.50%

25,000 but under
100,000   4.71 4.50 2.30 2.25

100,000 but under
250,000   3.90 3.75 1.52 1.50

250,000 but under
500,000   3.09 3.00 1.01 1.00

500,000 but under
1,000,000 2.04 2.00 NONE NONE

1,000,000 and above NONE NONE NONE NONE --------------
------------------------------------------------------
----------------------------------------
*Offering price includes sales charge

DEFERRED SALES CHARGES FOR CLASS B AND CERTAIN CLASS A
SHARES
If you sell (redeem) class B shares within six years
after you bought them, you will generally pay a
deferred sales charge according to the following
schedule.
YEAR AFTER
PURCHASE  1    2    3    4    5    6    7+ -----------
------------------------------------------------------
-------------------------------------------
CHARGE    5%   4%   3%   3%   2%   1%   0%

A deferred sales charge of up to 1% may apply to class
A shares purchased without an initial sales charge, if
redeemed within two years after purchase.
Deferred sales charges will be based on the lower of
the shares    '    cost and current NAV. Shares not
subject to any charge will be redeemed first, followed
by shares held longest. You may sell shares acquired
by reinvestment of distributions without a charge at
any time.
* You may be eligible for reductions and waivers of
sales charges. Sales charges may be reduced or waived
under certain circumstances and for certain groups.
Information about reductions and waivers of sales
charges is included in the SAI. You may consult your
financial advisor or Putnam Mutual Funds for
assistance.
THE MONEY MARKET FUND
You can open a fund account with as little as $1,000
and make additional investments at any time with as
little as $100. Shares are sold at a price of $1.00
per share, without any initial sales charge
Because the fund seek to be fully invested at all
times, they only sell shares to you when they receive
"same-day funds," which are monies that are credited
to the fund's designated bank account by the Federal
Reserve Bank of Boston. If a fund receives same-day
funds before the close of trading on the New York
Stock Exchange, it will accept the order to buy shares
that day.
You can buy shares
* THROUGH A FINANCIAL ADVISOR. Your advisor will be
responsible for furnishing all necessary documents to
Putnam Investor Services, and may charge you for his
or her services.
* BY MAIL. Complete an order form and send it to
Putnam Investor Services with your check, Federal
Reserve Draft or other negotiable bank draft drawn on
a U.S. bank and payable in U.S. dollars to the order
of Putnam California Tax Exempt Money Market Fund
whose shares you want to buy. If you pay by Federal
Reserve Draft, the fund will accept your order on the
day it is received if the order is received before the
close of regular trading on the New York Stock
Exchange. If you pay by check or other draft, the
fund's designated bank will make same-day funds
available to the fund on the first business day after
receipt of your check or
draft, and the fund will then accept your order.
* BY WIRE TRANSFER.You may buy fund shares by bank
wire transfer of same-day funds. See the order form
for wiring instructions. Any commercial bank can
transfer same-day funds by wire. A fund will normally
accept wired funds for investment on the day received
if they are received by the fund's designated bank by
3 p.m. Boston time. Your bank may charge you for
wiring same-day funds. Although the funds' designated
bank does not currently charge you for receiving same-
day funds, it reserves the right to charge for this
service. You cannot buy shares for tax-qualified
retirement plans by wire transfer.
* YOU MAY BE ELIGIBLE FOR REDUCTIONS AND WAIVERS OF
DEFERRED SALES CHARGES. Deferred sales charges may be
reduced or waived under certain circumstances and for
certain groups. Information about reductions and
waivers of deferred sales charges is included in the
SAI. You may consult your financial advisor of Putnam
Mutual Funds for assistance.
* DISTRIBUTION (12B-1) PLANS.
THE INCOME FUND.  The Income Fund has adopted
distribution plans to pay for the marketing of fund
shares and for services provided to shareholders.  The
plans provide for payments at annual rates (based on
average net assets) of up to 0.35% on class A shares
and 1.00% on class B and class M shares.  The Trustees
currently limit payments on class A, class B and class
M shares to 0.20%, 0.85% and 0.50% of average net
assets, respectively.  Because these fees are paid out
of the fund    '   s assets on an ongoing basis, they
will increase the cost of your investment. The higher fees for class B and class M shares may cost you more than paying the initial sales charge for class A shares. Because class M shares, unlike class B shares, do not convert to class A shares, class M shares may cost you more over time than class B shares.
THE MONEY MARKET FUND. The Money Market Fund has adopted a distribution plan to pay for the marketing of its shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35%, although the fund is not currently making payments under the plan. How do I sell fund shares?
THE INCOME FUND.
You can sell your shares back to the appropriate fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the Income Fund. Payment for redemptions may be delayed until the fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* SELLING SHARES THROUGH YOUR FINANCIAL ADVISOR. Your advisor must receive your request in proper form before the close of regular trading on the New York
Stock Exchange to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
* SELLING SHARES DIRECTLY TO THE FUND. Putnam Investor
Services must receive your request in proper form before the close of regular trading on the New York
Stock Exchange in order to receive that day's NAV, less any applicable sales charge.
BY MAIL. Send a signed letter of instruction to Putnam
Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.
BY TELEPHONE.You may use Putnam's Telephone Redemption
Privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor
Services of an address change within the preceding 15 days. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption and transfer instructions received by telephone. The
Telephone Redemption Privilege is not available if there are certificates for your shares. The Telephone
Redemption Privilege may be modified or terminated without notice.

*    ADDITIONAL DOCUMENTS.If you
* sell shares with a value of $100,000 or more,
* want your redemption proceeds sent to an address
other than your address as it appears on
Putnam    '   s records, or
* have notified Putnam of a change in address within the preceding 15 days, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. Stock power forms are available from your financial advisor, Putnam Investor Services and many commercial banks.
Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.
* WHEN WILL THE FUND PAY ME?The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal securities laws.
* REDEMPTION BY THE FUND.If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that applies to both present and future shareholders.

   THE MONEY MARKET FUND
You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the Money Market Fund by check, telephone or mail. Redemptions may be delayed until the Money Market Fund collects the purchase price of shares which may take up to 15 calendar days after the purchase date.
* SELLING SHARES THROUGH YOUR FINANCIAL ADVISOR.Your advisor must receive your request in proper form before the close of regular trading on the New York
Stock Exchange to receive that day's value, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
* SELLING SHARES DIRECTLY TO THE MONEY MARKET
FUND.Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's value, less any applicable deferred sales charge.
* BY MAIL.Send a signed letter of instruction to Putnam Investor Services.
BY TELEPHONE.You may use the telephone to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless you indicate otherwise on the account application, Putnam Investor
Services will be authorized to accept redemption and transfer instructions received by telephone. Telephone redemption is not available if there are certificates for your shares. The funds may change or end telephone redemption privileges at any time without notice.
* On the business day after you sell shares by telephone, the proceeds will either be:
* mailed by check, or
* wired in same-day funds (for amounts of at least
$1,000) to the
bank account designated by you on your application.
The fund will only wire proceeds to commercial banks within the United States.
* BY CHECK.If you would like to use the Money Market
Fund's checkwriting service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution).
The Money Market Fund will send you checks when it receives these properly completed documents. You can then make the checks payable to the order of anyone in the amount of $500 or more. When the check is presented for payment, the Money Market Fund will redeem a sufficient number of full and fractional shares in your account at that day's value to cover the amount of the check and any applicable deferred sales charge.
The use of checks is subject to the rules of the Money Market Fund's designated bank for its checking accounts. If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account's value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check. The Money
Market Funds may change or end check-writing privileges at any time without notice.
* ADDITIONAL DOCUMENTS. If you
* sell shares with a value of $100,000 or more,
* want your redemption proceeds sent to an address or bank other than your address or bank as it appears on Putnam's records, or
* you have notified Putnam of a change in address within the preceding 15 days, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. Putnam
Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.
* WHEN WILL THE FUND PAY ME?Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days as permitted by federal securities laws.
* REDEMPTION BY THE FUND.If you own fewer shares than the minimum set by the Trustees (presently 500 shares for the fund), your fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own shares more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that applies to both present and future shareholders.
HOW DO I EXCHANGE FUND SHARES?
If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
To exchange your shares, complete an Exchange
Authorization Form and send it to Putnam Investor
Services. The form is available from Putnam Investor
Services. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The
Telephone Exchange Privilege is not available if the fund issued certificates for your shares. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.
The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor
Services before requesting an exchange.
Fund distributions and taxes
THE INCOME FUND.The Income Fund distributes any net investment income and any net realized capital gains at least once a year. You begin earning distributions on the business day Putnam Mutual Funds receives payment for your shares.

THE MONEY MARKET FUND. The Money Market Fund declares its net income as a dividend to its shareholders as of the close of each day it is open for business. The funds normally pay dividends monthly.

You may choose to:

* (Both funds) reinvest all distributions in
additional shares;
* (Income Fund only) receive any distributions from
net investment income in cash while reinvesting
capital gains distributions in additional shares; or
* (Both funds) receive all distributions in cash.
*
If you do not select an option when you open your
account, all distributions will be reinvested. If you
do not cash a distribution check within a specified
period or notify Putnam Investor Services to issue a
new check, the distribution will be reinvested in the
fund. You will not receive any interest on uncashed
distribution or redemption checks.   Similarly, if any
correspondence sent by the fund or Putnam Investor
Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.
For federal income tax purposes, distributions of investment income other than "tax-exempt dividends" are taxable as ordinary income. Generally, gains realized by the fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid).
Distributions of gains from investments that the fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares. Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. In addition, to the extent that distributions are derived from interest on California tax-exempt securities, such distributions will be exempt from California personal income tax
(but not from California franchise
and corporate income tax). However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.
California does not tax any portion of social security or railroad retirement benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

The Income Fund may at times purchase California tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax and California personal income tax purposes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed to you.

The fund    '   s investments in certain debt
obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

For California personal income tax purposes, distributions derived from sources other than interest on (i) California tax-exempt securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from California personal income taxation under the Constitution or laws of the United States will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.


   Financial highlightS
The financial highlights table is intended to help you
understand each fund    '   s recent financial
performance. Certain information reflects financial
results for a single fund share. The total returns
represent the rate that an investor would have earned
or lost on an investment in the fund, assuming
reinvestment of all dividends and distributions. This
information has been derived from each fund    '   s
financial statements, which have been audited by
PricewaterhouseCoopers LLP. Its report and each
fund    '   s financial statements are included in the
respective fund    '   s annual report to
shareholders, which is available upon request.

   THE INCOME FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A

PER-SHARE YEAR ENDED SEPTEMBER 30
OPERATING PERFORMANCE       1998        1997 1996 1995
1994

NET ASSET VALUE,
BEGINNING         OF PERIOD      $8.71       $8.46
$8.37
$8.09        $8.92

INVESTMENT OPERATIONS
Net investment income       (.44)(c)         .44  .47
 .48 .50
Net realized and unrealized
gain (loss) on investments       .21         .28  .09
 .31 (.81)

TOTAL FROM INVESTMENT OPERATIONS      .65         .72
 .56  .79 (.31)

LESS DISTRIBUTIONS:
From net investment income       (.43)       (.45)
(.47) (.48)**   (.50)
From net realized    gain     on investments
   (.04)       (.02) -    -    -
In excess of net realized gain         on
investments    -    -    -           (.03)
(.02)

TOTAL DISTRIBUTIONS (.47)     (.47)        (.47)
(.51) (.52)
Net asset value,
end of period     $8.89  8.71      8.46 $8.37
$8.09

RATIOS AND SUPPLEMENTAL DATA

T        OTAL INVESTMENT RETURN AT
N        ET ASSET VALUE (%) (A)       7.75
8.71 6.81 10.07 (3.53)

NET ASSETS, END OF PERIOD
(IN THOUSANDS)    3,073,178   3,087,795 3,149,797
3,168,277 3,260,769

Ratio of expenses to         average
net assets (%)    (b)    .77       .74  .74
 .74   .     .68
Ratio of net         income to average
net assets    (%)   5.06      5.20 5.60 5.86 5.86
        Portfolio turnover (%)      30.88       23.51
29.47     47.73 21.06

** Distributions in excess of net investment income
amounted to less than $0.01 per share.
   (a)Total     return assumes dividend reinvestment
and does not reflect the effect of sales charges.
   (b)    The ratio of expenses to average net assets
for    periods     ended on or after September 30,
1995 includes amounts paid         through
   brokerage service and     expense offset
arrangements. Prior period ratios exclude these
amounts.    (c)    Per share net investment income
has been determined on the basis of the weighted average number of shares outstanding during the period.


   FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

   CLASS B

PER-SHARE           YEAR ENDED SEPTEMBER 30
   OPERATING PERFORMANCE 1998 1997 1996 1995
1994

NET ASSET VALUE,
BEGINNING OF PERIOD    $8.70       $8.45
$8.37     $8.08 $8.91

        INVESTMENT OPERATIONS
Net investment income       .39(c)      .39  .42  .42
 .45
Net realized and unrealized
gain (loss) on investments       .21         .27  .07
 .32
(.81)

TOTAL FROM INVESTMENT    OPERATIONS     .60       .66
 .49  .74
(.36)

LESS DISTRIBUTIONS:
From net investment income       (.38)       (.39)
(.41)
(.42)**   (.45)
From net realized gain         on investments
   (.04)
(.02)     -    -           (.02)
In excess of net realized gain         on
investments    -    -    -           (.03)   -

TOTAL DISTRIBUTIONS    (.42)       (.41)     (.41)
(.45)
(.47)
Net asset value,
end of period     $8.88  8.70      8.45 $8.37
$8.08

RATIOS AND SUPPLEMENTAL DATA

TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (A)     7.04        8.02 5.99
9.47 (4.15)

NET ASSETS, END OF PERIOD
(IN THOUSANDS)    641,686     573,309   510,394
416,367
349,609

Ratio of expenses to         average
net assets (%)    (b)    1.42      1.39 1.39 1.39
1.32         Ratio of net         income to average
net assets    (%)   4.41      4.54 4.94 5.17 5.16
        Portfolio turnover (%)      30.88       23.51
29.47     47.73
21.06

** Distributions in excess of net investment income
amounted to less than $0.01 per share.
   (a)Total     return assumes dividend reinvestment
and does not reflect the effect of sales charges.
   (b)    The ratio of expenses to average net assets
for    periods     ended on or after September 30,
1995 includes amounts paid         through
   brokerage service and     expense offset
arrangements. Prior period ratios exclude these
amounts.    (c)    Per share net investment income
has been determined on the basis of the weighted average number of shares outstanding during the period.

   FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

   CLASS     M
             FOR THE PERIOD
        FEB.     14, 1995+
        TO SEPT.
PER-SHARE      YEAR ENDED SEPTEMBER
30     30 OPERATING PERFORMANCE
1998      1997 1996 1995

        NET ASSET VALUE,
BEGINNING         OF PERIOD      $8.70
$8.45     $8.36
$8.13

I        NVESTMENT OPERATIONS
Net investment income       .41(c)      .42  .45  .29
N        et realized and unrealized
g        ain (loss) on investments    .22         .27
 .08  .24

T        OTAL FROM INVESTMENT OPERATIONS
   .63         .69 .53  .53

L        ESS DISTRIBUTIONS:
F        rom net investment income    (.41)
(.42)     (.44) (.30)**
F        rom net realized gain o        n investments
   (.04)       (.02)     -    -
In excess of net realized gain         on
investments    -    -    -    -

TOTAL DISTRIBUTIONS    (.45)       (.44)     (.44)
(.30) N        et asset value,
e        nd of period       $8.88  8.70      8.45
$8.36

R        ATIOS AND SUPPLEMENTAL DATA

T        OTAL INVESTMENT RETURN AT
N        ET ASSET VALUE (%) (A)       7.41
8.39 6.48 6.56*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)    $14,986     $13,898   $9,149
$4,108

R        atio of expenses to a        verage
net assets (%)    (b)    1.07      1.04 1.04 .69*
R        atio of net         income to average net
assets    (%)   4.76      4.92 5.24 3.52*
P        ortfolio turnover (%)        30.88
23.51     29.47 47.73

   +Commencement     of operations   .
* Not annualized
** Distributions in excess of net investment income
amounted to less than $0.01 per share.
   (a)Total     return assumes dividend reinvestment
and does not reflect the effect of sales charges.
   (b)    The ratio of expenses to average net assets
for periods         ended on or after September 30,
1995 includes amounts paid         through
   brokerage service and     expense offset
arrangements. Prior period ratios exclude these amounts.
   (c)Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

THE     MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


PER-SHARE         YEAR ENDED SEPTEMBER 30
   OPERATING PERFORMANCE 1998      1997 1996 1995
1994


INVESTMENT OPERATIONS

Net investment    income $0.0281        $0.0283
$0.0270
$0.0288   $0.0192

        TOTAL FROM INVESTMENT         OPERATIONS
   $0.0281     $0.0283   $0.0270   $0.0288   $0.0192


TOTAL DISTRIBUTIONS    ($0.0281)        ($0.0283)
($0.0270)
($0.0288) ($0.0192)
RATIOS AND SUPPLEMENTAL DATA
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)    (A)    2.85      2.87 2.74 2.92
1.94

NET ASSETS, END OF         PERIOD
(IN THOUSANDS)    29,464 45,606    43,927    35,140
44,799

Ratio of expenses to average
net assets (%)    (b)    .75       .85  .93  1.00 .67

        Ratio of net         income         to average
net assets (%)    2.89   2.80 2.73 2.84 1.84

(a)    Total investment return assumes dividend
reinvestment and does not reflect the effect of sales
charges.
   (b)    The ratio of expenses to average net assets
for the    year     ended September 30, 1995 and
thereafter    includes     amounts paid through
expense offset arrangements. Prior period ratios exclude these amounts.


   FOR MORE INFORMATION
ABOUT PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND AND
PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Each fund's statement of additional information (SAI)
and annual and semi-annual reports to shareholders
include additional information about the funds. The
SAI, and the auditor's report and financial statements
included in each fund's most recent annual report to
its shareholders, are incorporated by reference into
this prospectus, which means they are part of this
prospectus for legal purposes. Each fund's annual
report discusses the market conditions and investment
strategies that significantly affected the
fund    '   s performance during its last fiscal year.
You may get free copies of these materials, request other information about the funds, or make shareholder inquiries, by contacting your financial advisor or by calling Putnam toll-free at 1-800-2251581.

You may review and copy information about each fund,
including its SAI, at the Securities and Exchange
Commission    '   s public reference room in
Washington, D.C. You may call the Commission at 1-800-
SEC-0330 for information about the operation of the
public reference room. You may also access reports and
other information about the fund on the
Commission    '   s Internet site at
http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the funds' file number.


   PUTNAMINVESTMENTS
     One Post Office Square
             Boston, Massachusetts    02109
     Toll-free 1-800-225-1581
     www.putnaminv.com

        Address correspondence to

        Putnam Investor Services
     P.O. Box 989
     Boston MA  02103

        WWW.PUTNAMINV.COM
        File Nos:
      Putnam California Tax Exempt Income Fund
          811-3630
      Putnam California Tax Exempt Money Market
          Fund 811-5333




PUTNAM CALIFORNIA TAX EXEMPT INCOME FUND
         PUTNAM CALIFORNIA TAX EXEMPT MONEY MARKET
FUND

                           FORM N-1A
                             PART B
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                    JANUARY 30,    1999
This SAI is not a prospectus and is only authorized
for
distribution when accompanied or preceded by the
prospectus of    the funds dated December     30,
1998, as revised from time to time.  This SAI
contains information    that     may be useful to
investors but which is not included in the
prospectus.          If a fund has more than one form
of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI
02940-1203.

Part I of this SAI contains specific information about the funds. Part II includes information about the funds and the other Putnam funds.

   Certain disclosure has been incorporated by reference from the funds' annual reports. For a free copy of the funds' annual reports, call Putnam
Investor Services at 1-800-225-1581.

                       TABLE OF CONTENTS
PART I

PAGE

   FUND HISTORY AND CLASSIFICATION

I-3     INVESTMENT RESTRICTIONS

I-6

CHARGES AND EXPENSES

I-8

AMORTIZED COST VALUATION AND DAILY DIVIDENDS
            (THE MONEY MARKET FUND)

I-15 INVESTMENT PERFORMANCE

I-16

ADDITIONAL OFFICERS

I-20

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

I-21 PART II

MISCELLANEOUS INVESTMENT PRACTICES

II-1 TAXES

II-30

MANAGEMENT
II-36

DETERMINATION OF NET ASSET VALUE                            II-46

HOW TO BUY SHARES                                           II-47

DISTRIBUTION PLANS                                          II-59

INVESTOR SERVICES                                           II-61

SIGNATURE GUARANTEES                                        II-66

SUSPENSION OF REDEMPTIONS                                   II-67

SHAREHOLDER LIABILITY                                       II-67

STANDARD PERFORMANCE MEASURES                               II-67

COMPARISON OF PORTFOLIO PERFORMANCE                         II-69

DEFINITIONS                                                 II-73

                         SAI
                       PART I

   FUND HISTORY AND CLASSIFICATION

Putnam California Tax Exempt Income Fund (the "Income
Fund") and Putnam California Tax Exempt Money Market
Fund (the "Money Market Fund") are Massachusetts business trusts organized on December 17, 1982 and September 2, 1987, respectively. Prior to January
30, 1997, the trust now known as Putnam California
Tax Exempt Income Fund was known as Putnam California
Tax Exempt Income Trust.  Prior to June 1, 1994,
Putnam California Tax Exempt Income Trust was known as Putnam California Tax Exempt Income Fund. Copies of the Agreements and Declaration of Trusts, for each fund, which are both governed by Massachusetts law, are on file with the Secretary of State of The
Commonwealth of Massachusetts.

Both the Income Fund and the Money Market Fund are
open-end management investment companies with
unlimited number of authorized shares of beneficial
interest.  The Trustees may, without shareholder
approval, create two or more series of shares
representing separate investment portfolios.  Any
such series of shares may be divided without
shareholder approval into two or more classes of
shares having such preferences and special or
relative rights and privileges as the Trustees
determine.  Each fund may offer classes of shares
with different sales charges and expenses.  Because
of these different sales charges and expenses, the
investment performance of the classes will vary.  For
more information, contact your investment dealer or
Putnam Mutual Funds (at 1-800-225-1581).  The Money
Market Fund    '   s shares are not currently divided
into series or classes.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees.
Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares.
Although these funds are not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove
Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Each fund is a "diversified" investment company under
the Investment Company Act of 1940. This means that
with respect to 75% of its total assets, the fund may
not invest more than 5% of its total assets in the
securities of any one issuer (except U.S. government
securities).  The remaining 25% of its total assets
is not subject to this restriction.  To the extent a
fund invests a significant portion of its assets in
the securities of a particular issuer, it will be
subject to an increased risk of loss if the market
value of such issuer    '   s securities
declines.

INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT
BE CHANGED WITHOUT A VOTE OF A MAJORITY OF ITS
OUTSTANDING VOTING SECURITIES, A FUND MAY NOT AND
WILL NOT:

(1)  Borrow money in excess of 10% of the value
(taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4)(a) (California Tax Exempt Income Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(4)(b) (California Tax Exempt Money Market Fund)
Purchase or sell commodities or commodity contracts except financial futures contracts and related options.

(5)  Make loans, except by purchase of debt
obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S.
government or its agencies or instrumentalities.

(7)  Purchase securities (other than securities of
the U.S.
government, its agencies or instrumentalities) or tax-
exempt securities, except tax-exempt securities
backed only by the assets and revenues of
nongovernmental issuers, if, as a result of such
purchase, more than 25% of the fund's total assets
would be invested in any one industry.
(8)  With respect to 75% of its total assets, acquire
more than 10% of the outstanding voting securities of
any issuer.
(9)  Issue any class of securities which is senior to
the fund's shares of beneficial interest, except for
permitted borrowings.
Although certain of the funds' fundamental investment
restrictions permit the funds to borrow money to a
limited extent, neither fund currently intends to do
so and neither fund did do so last year.
The Investment Company Act of 1940 provides that a
"vote of a majority of the outstanding voting
securities" of a fund means the affirmative vote of
the lesser of (1) more than 50% of the outstanding
shares of such fund or (2) 67% or more of the shares
present at a meeting if more than 50% of the
outstanding shares are represented at the meeting in
person or by proxy.
IT IS CONTRARY TO A FUND'S PRESENT POLICY, WHICH MAY
BE CHANGED WITHOUT SHAREHOLDER APPROVAL, TO:
Invest in (a) securities which are not readily
marketable, (b) securities restricted as to resale
(excluding securities determined by the Trustees of
   a     fund (or the person designated by the
Trustees of    a fund     to make such
determinations) to be readily marketable), and (c)
repurchase agreements maturing in more than seven
days, if, as a result, more than 15% of    a
fund's net assets (taken at current value) would be
invested in securities described in (a), (b) and (c)
above.
               -----------------------
All percentage limitations on investments (other than
pursuant to the non-fundamental restriction above)
will apply at the time of the making of an investment
and shall not be considered violated unless an excess
or deficiency occurs or exists immediately after and
as a result of such investment.
CHARGES AND EXPENSES
MANAGEMENT FEES
Each fund pays a quarterly fee to Putnam Management
based on the average net assets of that fund, as
determined at the close of each business day during
the quarter, at the following rates (expressed as a
percentage of each fund's average net assets):
FUND NAME       CONTRACT DATE   RATES
Income Fund                       1/20/97
0.60% of the
                                first $500 million
                                0.50% of the next
                                $500 million 0.45% of
                                the next $500 million
                                0.40% of the next $5
                                billion 0.375% of the
                                next $5 billion
                                0.355% of the next $5
                                billion 0.34% of the
                                next $5 billion 0.33%
                                of any excess
                                thereafter

Money Market Fund               1/20/97     0.45% of
the first
                                $500 million
                                0.35% of the next
                                $500 million 0.30%
                                of the next $500
                                million 0.25% of the
                                next $5 billion
                                0.225% of the next
                                $5 billion 0.205% of
                                the next $5 billion
                                0.19% of the next $5
                                billion 0.18% of any
                                excess thereafter

Prior to January 20, 1997, pursuant to management contracts then in effect, the management fees payable to Putnam Management were paid at the following rates:

FUND NAME       CONTRACT DATE   RATES

Income Fund                       7/11/91
0.60% of the
                                first $500 million
                                0.50% of the next
                                $500 million 0.45%
                                of the next $500
                                million 0.40% of any
                                amount over $1.5
                                billion

Money Market Fund               7/9/92      0.45% of
the first
                                $500 million
                                0.35% of the next
                                $500 million 0.30%
                                of the next $500
                                million 0.25% of any
                                amount over $1.5
                                billion

For the past three fiscal years, pursuant to the management contracts then in effect, each fund incurred the following fees:

                    FISCAL         MANAGEMENT
                    YEAR           FEE PAID
                    ------         ----------
Income Fund            1998        $16,454,584
                    1997           $16,441,116
                    1996           $16,367,611


Money Market Fund      1998        $159,998
                    1997           $177,716
                    1996           $155,509


BROKERAGE COMMISSIONS

It is anticipated that most purchases and sales of
portfolio investments for the funds will be with the
issuer or with major dealers acting as principal.
Accordingly, it is not anticipated that either fund
will pay significant brokerage commissions.  The
following table shows brokerage commissions paid by
the Income Fund during the fiscal periods indicated.
During fiscal         1996    ,     1997    and
1998    , the Money Market Fund paid no brokerage
commissions.

                    FISCAL         BROKERAGE
                    YEAR           COMMISSIONS
                    ------         ------------
Income Fund            1998        $213,181
                    1997           $100,581
                    1996           $339,534

The following table shows transactions placed by the
Income Fund with brokers and dealers during the most
recent fiscal year to
recognize research, statistical and quotation
services received by Putnam Management and its
affiliates.
                    DOLLAR
                    VALUE          PERCENT OF
                    OF THESE       TOTAL
AMOUNT OF
                    TRANSACTIONS   TRANSACTIONS
COMMISSIONS
                    ------------   ------------    --
---------
Income Fund            $1,000,000   0.04%
$0

ADMINISTRATIVE EXPENSE REIMBURSEMENT

The funds reimbursed Putnam Management for
administrative services during fiscal    1998    ,
including compensation of certain officers of the funds and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit, as benefits:

                                             PORTION
                                            OF TOTAL
                                            REIMBURSE
                                            MENT FOR
                                               COMPEN
                                               SATION
                           TOTAL
AND
                       REIMBURSEMENT
CONTRIBUTIONS
                       -------------         --------
--------
Income Fund                  $31,471
$26,627
Money Market Fund            $3,532
$2,988

TRUSTEE FEES

Each Trustee receives a fee for his or her services.
Each
Trustee also receives fees for serving as Trustee of
other Putnam funds.  The Trustees periodically review
their fees to assure that such fees continue to be
appropriate in light of their responsibilities as
well as in relation to fees paid to trustees of other
mutual fund complexes.  The Trustees meet monthly
over a two-day period, except in August.  The
Compensation Committee, which consists solely of
Trustees not affiliated with Putnam Management and is
responsible for recommending Trustee compensation,
estimates that Committee and Trustee meeting time
together with the appropriate preparation requires
the equivalent of at least three business days per
Trustee meeting.  The following tables show the year
each Trustee was first elected a Trustee of the
Putnam funds, the fees paid to each Trustee by each
fund for fiscal    1998     and the fees paid to each
Trustee by all of the Putnam funds during calendar
   1998    :

COMPENSATION TABLE

                                          Pension
or   Pension or
                               Aggregate
                 retirement   retirement
                 Aggregate    compensationbenefits
accrued   benefits accruedE
stimated                 Total
              compensation      from the  as part
of   as part ofannual benefitscompensation
                      from the     Money  the Income
the Money
from all    from all
                        Income
MarketFund    '   sMarket Fund    '   sPutnam
fundsPutnam
Trustees/Year

        Fund(1)   Fund(1)    expenses
expensesupon retirement(2)funds(3)[/R]

   Jameson A. Baxter/1994(4)$2,661$190         $620
$43
$              $
Hans H. Estin/1972     2,358       167        1,255
85
John A. Hill/1985(4)   2,333       166          471        32
Ronald J. Jackson/1996(4)2,580     184          318    22
Paul L. Joskow/1997    2,165       152           38     3
Elizabeth T. Kennan/1992   2,580   184          673    45
Lawrence J. Lasser/1992   2,308    164          504    34
John H. Mullin, III/1997   2,165   152           58     4
Robert E. Patterson/1984   2,346   167          377    25
Donald S. Perkins/1982   2,358     167        1,357        92
William F. Pounds/1971(5)2,843     172        1,411    94
George Putnam/1957     2,321       165        1,436    96
George Putnam, III/1984   2,346    167          248        17
A.J.C. Smith/1986      2,283       162          845        57
W. Thomas Stephens/1997(3)2,350    167           55     4
W. Nicholas Thorndike/1992   2,358 167          967    66

(1)  Includes an annual retainer and an attendance
fee for each meeting
    attended.
(2)     Assumes that each Trustee retires at the
normal retirement date.
   Estimated benefits for each Trustee are based on
                      Trustee fee
rates in effect
    during calendar 1998.
(3) As of December 31, 1998, there were         funds
in the Putnam family.
   (4)                       Includes compensation
deferred pursuant to a
 Trustee Compensation Deferral Plan.  The total amount
                          of
deferred
compensation payable by the Income Fund to Ms. Baxter,
                          Mr.
Hill, Mr.
  Jackson,    Mr. Joskow, Mr. Mullin, III     and Mr.
                       Stephens
as of
  September 30,    1998 were $5,347, $13,775, $7,517,
                        $1,765,
$1,765 and
 $2,368,     respectively, including income earned on
                         such
amounts.
   (5)                       Includes additional
compensation for service as
    Vice Chairman of the Putnam funds.
       [/TABLE][/R]
Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or
(ii) such Trustee's total years
of service.

The Plan Administrator (a committee comprised of
Trustees that are not
"interested persons" of the fund, as defined in the Investment Company
Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

SHARE OWNERSHIP

At    October     31,    1998    , the officers and
Trustees of each
fund as a group owned less than 1% of the outstanding shares of each class of the fund, (or, in the case of the Income
Fund, any class of
that fund), and, except as noted below, to the knowledge of each fund no person owned of record or beneficially 5% or more of the shares (or in the case of the Income Fund, any class) of that fund.

                            SHAREHOLDER NAME
PERCENTAGE FUND NAME     CLASS      AND ADDRESS
OWNED
Income Fund     A        Merrill        Lynch, Pierce

Fenner &
Smith         9.90%
                  1 Liberty Plaza
                     165 Broadway
                                 New York, NY
10006
Income Fund     B        Merrill        Lynch   ,
Pierce

Fenner & Smith           8.30%
                         1 Liberty Plaza
                     165 Broadway
                         New York, NY 10006

DISTRIBUTION FEES

During fiscal    1998    , the Income Fund paid the
following 12b1
fees to Putnam Mutual Funds:

CLASS A           CLASS B           CLASS M

   $6,119,526    $5,123,170       $68,026

CLASS A SALES CHARGES AND CONTINGENT DEFERRED SALES

CHARGES

Putnam Mutual Funds received sales charges with respect to class A shares of the Income Fund in the following amounts during the periods indicated:

                                  SALES CHARGES
                                RETAINED BY PUTNAM
               CONTINGENT TOTAL          MUTUAL FUNDS
               DEFERRED
               FRONT-END              AFTER
SALES
               SALES CHARGES    DEALER
CONCESSIONS   CHARGES

Fiscal year

     1998      $3,678,707            $249,428
$51,565
  1997         $3,969,376            $276,816
$23,970
  1996         $5,303,919            $376,757
$32,314

CLASS B CONTINGENT DEFERRED SALES CHARGES

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares of the Income Fund in the following amounts during the periods indicated:

               CONTINGENT DEFERRED
                  SALES CHARGES
Fiscal year
     1998         $1,095,191
  1997              $1,183,010
  1996              $1,032,965

CLASS M SALES CHARGES

Putnam Mutual Funds received sales charges with respect to class M shares of the Income Fund in the following amount during the periods indicated:

                                           SALES
CHARGES
                                         RETAINED BY
PUTNAM

                           MUTUAL FUNDS TOTAL
                           AFTER
                       SALES CHARGES     DEALER
CONCESSIONS

Fiscal year

     1998                 $46,118
$4,697
  1997                    $37,890
$3,965
  1996                    $53,902              $5,189

INVESTOR SERVICING AND CUSTODY FEES AND EXPENSES

During the    1998     fiscal year, each fund incurred
the following
fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary
Trust Company:

Income Fund        $3,770,202
Money Market Fund    $71,780

AMORTIZED COST VALUATION AND DAILY DIVIDENDS (THE
MONEY MARKET FUND)

The valuation of the Money Market Fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange
Commission Rule 2a-7 and certain procedures adopted by the Trustees.
The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Money Market Fund would receive if the instruments were sold. Consequently, in the absence of circumstances described below, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not be reflected either in the computation of net asset value of the Money Market Fund's portfolio or in the daily computation of net income. Under procedures adopted by the Trustees, the Money
Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest in securities determined to be of high quality with minimal credit risks. The
Trustees have also
established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures will include review of the Money Market Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Money
Market Fund's net asset
value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

Since the net income of the Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the Money Market Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Money Market Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Money Market
Fund in the shareholder's account on the fifth day of the next month (or, if that day is not a business day, on the next business day).
It is expected
that the Money Market Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Money Market Fund determined at any time is a negative amount, the Money Market Fund will offset such amount allocable to each shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Money Market Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Money Market Fund that number of full and fractional shares which represent the amount of the excess.
Each shareholder is
deemed to have agreed to such contribution in these circumstances by his or her investment in the Money Market Fund.

INVESTMENT PERFORMANCE

STANDARD PERFORMANCE MEASURES
(for periods ended    September 30, 1998)

INCOME FUND
                  Class A       Class B      Class M
Inception date:   4/29/83        1/4/93     2/14/95

AVERAGE ANNUAL         TOTAL RETURN

1 year                2.68%            2.05%
3.96%
5 years               4.83%            4.83%
4.81%
10 years              7.56%            7.25%
7.30%

YIELD

30-day    yield    3.99%         3.32%
3.56%

Tax-equivalent         yield*       7.28%

6.06% 6.50%

MONEY MARKET FUND**

I        nception date:   10/26/87

A        VERAGE ANNUAL T        OTAL RETURN

1         year
   2.85%
5 years
   2.66%
10 years

3.29%

YIELD

30-day yield

   2.51%

7-day    yield

2.87%

Tax-equivalent         yield (7-day)       5.24%

Tax-equivalent         yield* (30-day)     4.58%

* Assumes the maximum combined 45.22% federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.


** Yield more closely reflect the current earnings of the Money Market
Fund than total return.

Returns for class A and class M shares of the Income
Fund reflect the
deduction of the current maximum initial sales charges of 4.75% and
3.25%, respectively.

Returns for class B shares of the Income Fund reflect the deduction of the applicable CDSC which is 5.0% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class B and class M shares of the Income Fund for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and the higher operating expenses applicable to such shares.

Returns shown for class A shares of the Income Fund have not been adjusted to reflect payments under the class A distribution plan prior to its implementation.

All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results.
Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance measures" in Part II of this
SAI for information on how performance is calculated.

EQUIVALENT YIELDS: TAX-EXEMPT VERSUS TAXABLE
SECURITIES

The table below shows the effect of the tax status of
California tax-
exempt securities on the effective yield received by
their individual
holders under the federal income tax and California
personal income
tax laws currently in effect for    1998    .  It
gives the approximate yield a taxable security must
earn at various income levels to produce after-tax
yields equivalent to those of California
tax-exempt securities yielding 4.0%, 6.0% and 8.0%. --
------------------------------------------------------
-------------
   ---------------------------------------------------
                                     ---     COMBINED
             TAXABLE INCOME*        CALIFORNIA   TAX-
         EXEMPT YIELD ------------------------   -----
         ------------
AND
------------------   ------------------
                                     FEDERAL
        JOINT***       SINGLE***      RATE**   4%
6%
8% ---------------------------------------------------
------------------
   ---------------------------------------------------
                                             --
                                             EQUIVALEN
                                             T TAXABLE
YIELD ------------------------------------------------
---------------------
   ---------------------------------------------------
--
       0 - 10,032          0 - 5,016  15.85%  4.75%   7.13%
9.51%
  10,033 - 23,776     5,017 - 11,888  16.70%  4.80%   7.20%
9.60%
  23,777 - 37,522    11,889 - 18,761  18.40%  4.90%   7.35%
9.80%
37,523 -    42,350    18,762 -    25,350     20.10%   5.01%
7.51%
10.01%
   42,351     - 52,090   25,351     - 26,045 32.32%   5.91%
8.87%
11.82%
  52,091 - 65,832    26,046 - 32,916  33.76%  6.04%   9.06%
12.08%
65,833 -    102,300    32,917 -    61,400    34.70%   6.13%
9.19%
12.25%
   102,301 -155,95061,401     -    128,100    37.42%  6.39%
9.59%
12.78%
   155,951     -   278,450128,101     -
   278,450    41.95%
6.89%
10.34%     13.78%
over    278,450    over    278,450    45.22%  7.30%  10.95%
14.60% -----------------------------------------------
----------------------
   ---------------------------------------------------

*  This amount represents taxable income as defined in
the
Internal
   Revenue Code of 1986, as amended (the "Code").  It
   assumed that taxable income as defined in the Code
   is the same as under the California Revenue and
   Taxation Code; however, California
taxable
  income may differ due to differences in exemptions,
                       itemized
   deductions, and other items.
** For federal and California personal income tax
   purposes, these combined rates reflect the marginal
   rates on taxable income in effect for    1998    .
   The brackets for    1999     may
change
   due to the indexing provisions of federal and
   California law. (These combined rates include the
   effect of deducting state
income
   taxes on your federal    return but do not consider
   any alternative minimum tax liability.)
***The amount of taxable income in certain brackets may be affected by the phase-out of personal exemptions and the limitation on itemized deductions based upon adjusted gross income under the Code, and under the California Revenue and Taxation Code.

Of course, there is no assurance that the funds will achieve any specific tax-exempt yield. While it is expected that the funds will invest principally in obligations which pay interest exempt from federal income tax and California personal income tax, other income received by the funds may be taxable. The table does not take into account any state or local taxes payable on fund distributions except for California personal income tax.

ADDITIONAL OFFICERS

In addition to the persons listed as Income Fund or Money Market Fund officers in Part II of this SAI, each of the following persons is also a Vice President of each fund and certain of the other
Putnam funds,
the total number of which is noted parenthetically.
Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

   JEROME J. JACOBS (40)     (24 FUNDS), Managing
Director of Putnam
Management.  Prior to October, 1996, Mr. Jacobs was
Principal at The
Vanguard Group.

   LESLIE J. BURKE (36) (6     FUNDS),         Vice
President of Putnam Management.

BRIAN TORPEY    (32)     (3 FUNDS), Assistant Vice
President of Putnam
Management.     Prior to September, 1995,     Mr.
Torpey was a Municipal Market Analyst and Product
Manager at Municipal Market Data,
Inc.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

   PricewaterhouseCoopers     LLP, 160 Federal Street,
Boston, MA 02110, are each fund's independent
accountants, providing audit services, tax return
review and other tax consulting services and
assistance and consultation in connection with the
review of various
Securities and Exchange Commission filings.  The
Reports of independent accountants, financial
highlights and financial statements
included in the funds' Annual Reports for the fiscal
year ended September 30,    1998    , each filed
electronically on    November
19, 1998     (File No. 811-3630 for the Income Fund)
and    November
20, 1998     (File No. 811-5333 for the Money Market
Fund), are incorporated by reference into this SAI.
The financial highlights included in the prospectus are incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the Report of the independent accountants, given on their authority as experts in auditing and accounting.

                       TABLE OF CONTENTS


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    II-1

TAXES..                                          II    -   24

MANAGEMENT                                       II    -   28

DETERMINATION OF NET ASSET VALUE                 II    -   35

HOW TO BUY SHARES                                II    -   37

DISTRIBUTION PLANS                               II    -   47

INVESTOR SERVICES                                II    -   48

SIGNATURE GUARANTEES                             II    -   52

SUSPENSION OF REDEMPTIONS                        II    -   52

SHAREHOLDER LIABILITY                            II    -   53

STANDARD PERFORMANCE MEASURES                    II    -   53

COMPARISON OF PORTFOLIO PERFORMANCE              II    -   54

SECURITIES RATINGS                               II    -   58

DEFINITIONS                                      II    -   62


                        THE PUTNAM FUNDS
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            PART II

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below.
Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited by the investment
restrictions explained in a fund's prospectus   or     part I of
this SAI   ,     or    by     applicable law, the fund may engage
in each of the practices described below. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICESMISCELLANEOUS
INVESTMENT PRACTICES AND RISKS

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Monetary Unit ("EMU"). The EMU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.


PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.
Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Certain funds may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

MORTGAGE RELATED AND ASSET-BACKED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

The fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

STRUCTURED NOTES

A fund may be able to invest in so-called structured notes. These securities are generally derivative instruments whose value is tied to an underlying index or other security or asset class. Such structured notes may include, for example, notes that allow a fund to invest indirectly in certain foreign investments which the fund would otherwise would not be able to directly invest often because of restrictions imposed by local laws.

   TAX-EXEMPT SECURITIES

GENERAL DESCRIPTION.As used in this SAI, the term "Tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal
income tax and the appropriate state    '   s personal income
tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short    -   term Tax-exempt securities are generally issued by
state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

PARTICIPATION INTERESTS (MONEY MARKET FUNDS ONLY).The Money Market Fund may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The Money Market Fund may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Money Market Fund in connection with the arrangement. The Money Market Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. The Money Market Fund does not expect to invest more than 5% of its assets in participation interests.

STAND    -   BY COMMITMENTS.When the fund purchases Tax-exempt
securities, it has the authority to acquire stand    -   by
commitments from banks and broker    -   dealers with respect to
those Tax-exempt securities.  A stand    -   by commitment may be
considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during
the time a stand    -   by commitment is exercisable, absent
unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third
party at any time.  The fund expects that stand    -   by
commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to
assign any value to stand    -   by commitments.

YIELDS.The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.


   "MORAL OBLIGATION" BONDS.The fund does not  currently intend
to invest in so    -   called "moral obligation" bonds, where
repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

MUNICIPAL LEASES.The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations
of the municipality for which the municipality    '   s taxing
power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease,
the fund    '   s ability to recover under the lease in the event
of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

ADDITIONAL RISKS.Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the
types and amounts of tax    -   exempt bonds issuable for certain
purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further
proposals limiting the issuance of tax    -   exempt bonds may
well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution.

CONVERTIBLE SECURITIES

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements, amounting to not more than 25% of its total assets. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

SWAP AGREEMENTS

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.


DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this
SAI.    The fund    '   s use of derivatives may cause the fund
to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates.

YEAR 2000

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900 and the year 2000 or have other operating difficulties as a result of the year 2000, the operations of and services provided to the funds and their shareholders could be adversely impacted. Putnam Management and its affiliates have reported that each expects to modify its systems, as necessary, to address this so-called "year 2000 problem," and will, on behalf of the funds, inquire as to the year 2000 compliance of the funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected. Similarly, companies in which the funds invest may also experience "year 2000 problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

TAXESTAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains.
   Distributions of     net capital gains (that is, the excess of
net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any
gain    or loss     realized upon a taxable disposition of shares
will be treated as    long-term capital gain or loss     if the
shares have been held for more than 12 months        .  Otherwise
the gain    or loss     on the sale, exchange or redemption of
fund shares will be treated as short-term capital gain   or
loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGEMENTMANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (72), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport Copper and Gold, Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

JOHN A. HILL (56), Vice Chairman. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

+WILLIAM F. POUNDS (70), Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of IDEXX Laboratories, Inc. (a provider of diagnostic products and services for the animal health and food and environmental industries), Management Sciences for Health, Inc. (a non-profit organization), and Sun Company, Inc. (a petroleum refining and marketing company).

JAMESON A. BAXTER (55), Trustee. President, Baxter Associates, Inc. (a management and financial consulting firm). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation (printing and digital imaging). Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (70), Trustee.  Chartered Financial Analyst and
Vice Chairman, North American Management Corp. (a registered investment adviser).

RONALD J. JACKSON (54), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer).

*PAUL L. JOSKOW (51), Trustee. Professor Emeritus of Economics and Management and former Chairman of the Department of Economics, Massachusetts Institute of Technology. Director, New England Electric System (a public utility holding company), State Farm Indemnity Company (an automobile insurance company) and Whitehead Institute for Biomedical Research (a non-profit research institution).

ELIZABETH T. KENNAN (60), Trustee. President Emeritus and Professor, Mount Holyoke College. Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots (a distributor of women's apparel).

*LAWRENCE J. LASSER (55), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN H. MULLIN, III (57), Trustee. Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc. (a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+ROBERT E. PATTERSON (53), Trustee.  President and Trustee of
Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.

*DONALD S. PERKINS (71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Parsons Group L.L.C. (a corporation providing financial staffing services), LaSalle Street Fund, Inc. and LaSalle U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc. (a global provider of telecommunications equipment), Nanophase Technologies Inc. (a producer of nano crystalline materials), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer).

*GEORGE PUTNAM III (47), Trustee. President, New Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and The Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. SMITH (64), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Partnership (a $667 million 10-year limited partnership with over 30 institutional investors).

W. THOMAS STEPHENS (56), Trustee.  President and Chief Executive
Officer of MacMillan Bloedel Ltd. (a major forest products company). Director, Qwest Communications (a fiber optics manufacturer) and New Century Energies (a public utility company).

W. NICHOLAS THORNDIKE (65), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation (a book manufacturer), Data General Corporation (a provider of customized computer solutions), Bradley Real Estate, Inc., and Providence Journal Co.

OFFICERS NAME (AGE)

CHARLES E. PORTER (60), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (51), Vice President. Senior Vice President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (56), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

GORDON H. SILVER (51), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

BRETT C. BROWCHUK (35),    Vice President.     Managing Director
of Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

IAN C. FERGUSON (41), Vice President. Senior Managing Director of Putnam Investments, Inc. and Putnam Management.

JOHN R. VERANI (59), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

JOHN D. HUGHES (63), Senior Vice President and Treasurer.

BEVERLY MARCUS (54), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

Messrs. Putnam, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or directors of Putnam Management, Putnam Mutual Funds, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Mutual Funds.

Mr. George Putnam, III, Mr. Putnam's son, is also an "interested person" of the fund, Putnam Management, and Putnam Mutual Funds. Mr. Perkins may be deemed to be an "interested person" of the fund because of his service as a director of a certain publicly held company that includes registered broker-dealer firms among its subsidiaries. Neither the fund nor any of the other Putnam funds currently engages in any transactions with such firms except that certain of such firms act as dealers in the retail sale of shares of certain Putnam funds in the ordinary course of their business. Mr. Joskow is not currently an "interested person" of the fund but could be deemed by the Securities and Exchange Commission to be an "interested person" on account of his prior consulting relationship with National Economic Research Associates, Inc., a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., which was terminated as of August 31, 1998. The balance of the Trustees are not "interested persons."

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to July, 1998, Mr. Joskow was Chairman of the Department of Economics, Massachusetts Institute of Technology, and, prior to September, 1998, he was a consultant to National Economic Research Associates. Prior to June, 1995, Ms. Kennan was President of Mount Holyoke College. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation. Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $182 billion in assets in over 9 million shareholder accounts at December 31, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1997, Putnam Management and its affiliates managed over $235 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994, 1995 and 1997. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUEDETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARESHOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares no later than the end of the month eight years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds.
Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

   (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

   (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge)
   (not offered by tax-exempt funds);

   (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

   (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

   (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

   (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other
   Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

   (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

For Growth Funds, Growth and Income Funds and Asset Allocation
Funds only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 50,000          5.75%     5.00%      3.50%       3.00%
50,000 but under 100,000        4.50       3.75        2.50 2.00
100,000 but under 250,000       3.50       2.75        1.50 1.00
250,000 but under 500,000       2.50       2.00        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----



For Income Funds only (except for Putnam Intermediate U.S.
Government Income Fund and Putnam Preferred Income Fund:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
---
Under 50,000          4.75%     4.25%      3.25%       3.00%
50,000 but under 100,000        4.50       4.00        2.25 2.00
100,000 but under 250,000       3.50       3.00        1.50 1.25
250,000 but under 500,000       2.50       2.25        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
---



For Putnam Intermediate U.S. Government Income Fund and Putnam
Preferred Income Fund only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 100,000         3.25%     3.00%      2.00%       1.80%
100,000 but under 250,000       2.50       2.25        1.50 1.30
250,000 but under 500,000       2.00       1.75        1.00 1.00
500,000 but under 1,000,000     1.50       1.25        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

For Tax Free Funds only:

                              CLASS A ONLY
                                           AMOUNT OF
                      SALES CHARGE                     SALES
CHARGE
                      AS A                 REALLOWED TO
                      PERCENTAGE                       DEALERS AS
A
AMOUNT OF TRANSACTION OF OFFERING                      PERCENTAGE
OF
AT OFFERING PRICE ($) PRICE                OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
----
Under 25,000          4.75%                4.50%
25,000 but under 100,000        4.50                   4.25
100,000 but under 250,000       3.75                   3.50
250,000 but under 500,000       3.00                   2.75
500,000 but under 1,000,000     2.00                   1.85
1,000,000 and above   NONE                 NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
----

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in Section
      2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under Section
      501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
      "403(b) plan") of the Code; and

      (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

      (i) the investor's current purchase; and

      (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANSDISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICESINVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.


YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell fund shares?" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

      Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

      Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEESSIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONSSUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.


SHAREHOLDER LIABILITYSHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURESSTANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past five fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCECOMPARISON OF PORTFOLIO
PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
      (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
      INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX is an index of approximately 1,003 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

      THE RUSSELL 1000 INDEX is composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.
      investable equity market.

      THE RUSSELL 2000 INDEX is composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

      THE RUSSELL 2000 GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell 2000 Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 1,310 companies from the Russell 2000 Index, representing approximately 50% of the total market capitalization of the Russell 2000 Index.

      THE RUSSELL MIDCAP INDEX is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
      $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.


SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


NOTES (FOR MONEY MARKET FUNDS ONLY)

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--     Leading market positions in well established industries.
--     High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

NOTES (FOR MONEY MARKET FUNDS ONLY)

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.


CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONSDEFINITIONS

"Putnam Management"             --   Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           --   Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         --   Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      --   Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.






     PUTNAM CALIFORNIA TAX EXEMPT INCOME TRUST
     PUTNAM CALIFORNIA TAX EXEMPT MONEY
MARKET FUND

     FORM N-1A
     PART C
     OTHER INFORMATION
ITEM    23.    Exhibits
               1a.  Agreement and Declaration of
Trust, as amended January 30, 1997 for Putnam
California Tax Exempt Income Fund -Incorporated by
reference to Post Effective Amendment No. 19.
               1b.  Agreement and Declaration of
Trust, as amended July 9, 1992 for Putnam California
Tax Exempt Money Market Fund -Incorporated by
reference to Post-Effective Amendment No.  6 to the
Registrants' Registration Statement.
               2a.  By-Laws, as amended January 30,
1997 for Putnam California Tax Exempt Income Fund --
Incorporated by reference to Post Effective Amendment
No. 19.
               2b.  By-Laws, as amended February 1,
1994 for Putnam California Tax Exempt Money Market
Fund -- Incorporated by reference to Post-Effective
Amendment No. 10 to the Registrants' Registration
Statements.
                  3a    .     Portions of Agreement
and
Declaration of Trust relating to Shareholders' Rights
for    Putnam California Tax Exempt Income Fund     --
Incorporated by reference to Post Effective Amendment
No. 19.
                  3b    .     Portions of Agreement
and
Declaration of Trust relating to Shareholders' Rights
for  Putnam California Tax Exempt Money Market Fund --
Incorporated by reference to Post-Effective Amendment
No. 7 to the Registrant's Registration Statement.
                  3c    .     Portions of Bylaws
Relating to
Shareholders' Rights for Putnam California Tax Exempt
Income Fund -- Incorporated by reference to Post
Effective Amendment No. 19.
                  3d    .     Portions of Bylaws
               Relating to
Shareholders' Rights for Putnam California Tax Exempt
Money Market Fund -- Incorporated by reference to Post-
Effective Amendment No. 10 to the Registrants'
Registration Statements.
                  4a    .     Management Contract
dated January
20, 1997 for Putnam California Tax Exempt Income Fund
-Incorporated by reference to Post Effective Amendment
No. 19.
                  4b    .     Management Contract for
               Putnam
California Tax Exempt Money Market Fund dated January
20, 1997 -Incorporated by reference to Post Effective
Amendment No. 12.
                  5a    .     Distributor's Contract
               dated January
, 1997 for Putnam California Tax Exempt Income Trust -
Incorporated by reference to Post-Effective Amendment
No. 17 to the Registrant's Registration Statement.
                  5b    .     Distributor's Contract
dated May 6,
1994 for Putnam California Tax Exempt Money Market
Fund -Incorporated by reference to Post-Effective
Amendment No. 10 to the Registrant's Registration
Statement.
                  5c    .     Form of Specimen Dealer
Sales
Contract for Putnam California Tax Exempt Income Fund
and Putnam California Tax Exempt Money Market Fund --
Incorporated by reference to Post-Effective Amendment
Nos. 18 and 11, respectively, to the Registrant's
Registration Statement.
                  5d    .     Form of Specimen
               Financial
Institution Sales Contract for Putnam California Tax
Exempt Income Fund -- Incorporated by reference to
Post-Effective Amendment Nos. 18 and 11, respectively,
to the Registrant's Registration Statement.
                  6    . Trustee Retirement Benefit
Plan-Incorporated by reference to Post Effective
Amendment Nos. 19 and 12, respectively.
                  7    . Custodian Agreement with
Putnam Fiduciary Trust Company dated May 3, 1991, as
amended, July 13, 1992 for Putnam California Tax
Exempt Income Fund and Putnam California Tax
Exempt Money Market Fund -- Incorporated by reference
to PostEffective Amendment Nos. 14 and 7,
respectively, to the Registrants' Registration
Statements.
                  8    . Investor Servicing Agreement
dated June 3, 1991 for Putnam California Tax Exempt
Income Fund and Putnam California Tax Exempt Money
Market Fund -- Incorporated by reference to Post-
Effective Amendment Nos. 12 and 5, respectively, to
the Registrants' Registration Statements.
                  9a    .     Opinion of Ropes & Gray,
including
consent for Putnam California Tax Exempt Income Fund -
Incorporated by reference to Post Effective Amendment
No. 19.
                  9b    .     Opinion of Ropes & Gray,
               including
consent for Putnam California Tax Exempt Money Market
-Incorporated by reference to Post Effective Amendment
No. 12.
                  10.    Not applicable.
               11.  Not applicable. 12.  Not
               applicable.
13a    .  Class A Distribution Plan and Agreement
for Putnam California Tax Exempt Income Fund --
Incorporated by reference to Post-Effective Amendment
No. 17 to the Registrant's Registration Statement.
                  13b    .    Class B Distribution Plan
and
Agreement for Putnam California Tax Exempt Income Fund
-Incorporated by reference to Post-Effective Amendment
No. 17 to the Registrant's Registration Statement.
                  13c    .    Class M Distribution Plan
and
Agreement for Putnam California Tax Exempt Income Fund
-Incorporated by reference to Post-Effective Amendment
No. 17 to the Registrant's Registration Statement.
                  13d    .    Distribution Plan and
Agreement for
Putnam California Tax Exempt Money Market Fund --
Incorporated by reference to Post-Effective Amendment
No. 14 to the Registrant's Registration Statement.
                  13e    .    Form of Specimen Dealer
Service
Agreement for Putnam California Tax Exempt Income Fund
and Putnam California Tax Exempt Money Market Fund --
Incorporated by reference to Post-Effective Amendment
Nos. 18 and 11, respectively, to the Registrants'
Registration Statements.
                            13f    .    Form of
                         Specimen Financial
Institution Service Agreement for Putnam California Tax
Exempt Income Fund and Putnam California Tax Exempt
Money Market Fund -Incorporated by reference to Post-
Effective Amendment Nos. 18 and 11, respectively, to
the Registrants' Registration Statements.
                  14a    .    Financial Data Schedule
               for Putnam
California Tax Exempt Income Fund Class A shares --
Exhibit    1    .
                  14b    .    Financial Data Schedule
for Putnam
California Tax Exempt Income Fund Class B shares --
Exhibit    2    .
                  14c    .    Financial Data Schedules
for Putnam
California Tax Exempt Income Fund Class M shares --
Exhibit    3    .
                  14d    .    Financial Data Schedule
for Putnam
California Tax Exempt Money Market Fund -- Exhibit
                  4    .    15    .     Rule 18f-3 (d)
               Plan for Putnam
California Tax Exempt Income Fund and Putnam California
Tax Exempt Money Market Fund -- Incorporated by reference to Post-Effective Amendment Nos. 18 and 11, respectively, to the Registrant's Registration
Statement.

ITEM    24    .     PERSONS CONTROLLED BY OR UNDER
COMMON CONTROL WITH REGISTRANT

          None.

ITEM    25    .     INDEMNIFICATION

          The information required by this item is incorporated herein by reference from each Registrants' initial Registration Statements on Form N-1A under the Investment Company Act of 1940 (File Nos. 811-3630 for the Income Fund and 811-5333 for the Money Market
Fund).

09/18/98                    C-12
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ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISE        R

     Except as set forth below, the directors and officers of the
        REGISTRANT'S investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is ONE Post Office Square, Boston, Massachusetts 02109.

NAME                          NON-PUTNAM BUSINESS AND OTHER
                                      CONNECTIONS


        Michael J. Abata      Prior to May, 1997, Assistant
ASSISTANT VICE PRESIDENT      Vice President, Alliance Capital
                                      Management Corp., 1345
                              Avenue of the Americas, New York,
                              NY  10020


BLAKE ANDERSON                TRUSTEE, SALEM FEMALE CHARITABLE
MANAGING DIRECTOR             SOCIETY, SALEM MA 01970


Barry R. Allen                Prior to December, 1997,
VICE PRESENT                  Analyst/Director of Research,
                                      Harbor Capital
                              Management, 125 High St., Boston,
                              MA  02110


Jennifer Antill               Prior to November, 1996,
MANAGING DIRECTOR             Director, IAI International/Hill
                                      Samuel Investment
                              Advisors, 10 Fleet Place, London,
                              England


Nikesh Arora                  Prior to April, 1997, Chief
VICE PRESIDENT                Financial Officer,
                              Fidelity Investments, 82
                              Devonshire St., Boston, MA  02110


Michael Arends                        Prior to         MAY,
Senior Vice President         1997, MANAGING Director,
                              EQUITIES, PHOENIX DUFF & PHELPS,
                              56 PROSPECT ST., HARTFORD, CT
                              06101        ; Board Member,
                                      DONALD L. ARENDS, INC.,
                              100 JORIE BLVD., OAKBROOK, ILL
                              60523


STEVEN E. ASHER                       TREASURER, THE HARVARD
Senior Vice President         INDEPENDENT, INC. 501(C) (3)
                              CHARITABLE ORGANIZATION, CANADY
                              HALL, HARVARD YARD, CAMBRIDGE, MA
                              02138


MICHAEL J. ATKIN              PRIOR TO JULY, 1997, DIRECTOR OF
SENIOR VICE PRESIDENT         LATIN AMERICA INSTITUTE OF
                              INTERNATIONAL FINANCE, 2000
                              PENNSYLVANIA AVENUE, WASHINGTON,
                              D.C. 20006


JEFFREY B. AUGUSTINE          PRIOR TO JANUARY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT, INVESTMENT CONSULTING,
                              INVESTOR TOOLS, INC., 100 BRIDGE
                              ST. PLAZA, YORKVILLE, IL  60560


ROWLAND T. BANKES             PRIOR TO JULY, 1997, SENIOR FIXED-
VICE PRESIDENT                INCOME TRADER, JENNISON, JENNISON
                              ASSOCIATES CAPITAL CORP., ONE
                              FINANCIAL CENTER, BOSTON,  MA
                              02110


ROBERT R. BECK                DIRECTOR, CHARLES BRIDGE
SENIOR VICE PRESIDENT         PUBLISHING, 85 MAIN ST.,
                              WATERTOWN, MA  02172; BOARD OF
                              OVERSEERS, BETH ISRAEL DEACONESS
                              MEDICAL CENTER, 330 BROOKLINE
                              AVE., BOSTON, MA 02215


CARL D. BELL                  PRIOR TO JANUARY, 1998,
VICE PRESIDENT                PRINCIPAL, SMITH BREEDON
                              ASSOCIATION, 100 EUROPA DRIVE,
                              SUITE 200, CHAPEL HILL, NC  27514


GEOFFREY C. BLAISDELL         PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, BLACKROCK FINANCIAL,
                              345 PARK AVENUE, NEW YORK, NY
                              10010


JEFFREY M. BRAY               PRIOR TO OCTOBER, 1997, ANALYST,
VICE PRESIDENT                LEHMAN BROTHERS, 3 WORLD
                              FINANCIAL CENTER, NEW YORK, NY
                              10285


DAVID J. BUCKLE               PRIOR TO MARCH, 1998, VICE
VICE PRESIDENT                PRESIDENT, J.P. MORGAN INVESTMENT
                              MANAGEMENT, 28 KING ST., LONDON,
                              ENGLAND SWI YXA


RONALD J. BUKOVAC             PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                MANAGER, VALUATION, PRICE
                              WATERHOUSE, 200 E. RANDOLPH
                              DRIVE, CHICAGO, IL  60601


ROBERT W. BURKE               MEMBER-EXECUTIVE COMMITTEE, THE
SENIOR MANAGING DIRECTOR      RIDGE CLUB, COUNTRY CLUB ROAD,
                              SANDWICH, MA  02563; MEMBER-
                              ADVISORY BOARD, CATHEDRAL HIGH
                              SCHOOL, 74 UNION PARK ST., SO.
                              BOSTON, MA  02118


JACK P. CHANG                 PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, COLUMBIA MANAGEMENT
                              COMPANY, 1300 S.W. 6TH AVE.,
                              PORTLAND, OR  97207


MARY CLAIRE CHASE             PRIOR TO JANUARY, 1997, DIRECTOR
VICE PRESIDENT                OF STAFF DEVELOPMENT, ARTHUR D.
                              LITTLE CO., 25 ACORN PARK,
                              CAMBRIDGE, MA  02140


C. BETH COTNER                DIRECTOR, THE LYRIC STAGE
SENIOR VICE PRESIDENT         THEATER, 140 CLARENDON ST.,
                              BOSTON, MA  02116


KEVIN M. CRONIN               PRIOR TO FEBRUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMENT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA  02117


JOHN R.S. CUTLER              MEMBER, BURST MEDIA, L.L.C., 10
ASSISTANT VICE PRESIDENT      NEW ENGLAND EXECUTIVE PARK,
                              BURLINGTON, MA 01803


KENNETH DALY                  PRESIDENT, ANDOVER RIVER RD. TMA,
MANAGING DIRECTOR             RIVER ROAD TRANSPORTATION
                              MANAGEMENT ASSOCIATION, 7
                              SHATTUCK RD., ANDOVER, MA 01810


MICHAEL W. DAVIS              PRIOR TO AUGUST, 1997,
VICE PRESIDENT                TECHNICAL FINANCE CONSULTANT,
                              BANK OF AMERICA MORTGAGE, 50
                              CALIFORNIA ST., SAN FRANCISCO, CA
                              94111


JOHN C. DELANO                PRIOR TO JULY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      FOREIGN EXCHANGE TRADER,
                              NATIONSBANK, 233 SO. WACKER
                              DRIVE, CHICAGO, IL 60606


EDWIN M. DENSON               PRIOR TO NOVEMBER, 1997, VICE
VICE PRESIDENT                PRESIDENT AND SENIOR ECONOMIST
                              PRIMARK DECISION ECONOMICS, 260
                              FRANKLIN ST., BOSTON, MA  02110


RALPH C. DERBYSHIRE           PRIOR TO NOVEMBER, 1997, PARTNER,
SENIOR VICE PRESIDENT         PALMER & DODGE, ONE BEACON
                              STREET, BOSTON, MA  02108; BOARD
                              MEMBER, MSPCC, 399 BOYLSTON ST.,
                              BOSTON, MA; BOARD MEMBER,
                              WINCHESTER AFTER SCHOOL PROGRAM,
                              SKILLINGS RD., WINCHESTER, MA


MICHAEL G. DOLAN              CHAIRMAN-FINANCE COUNCIL, ST.
ASSISTANT VICE PRESIDENT      MARY'S PARISH, 44 MYRTLE ST.,
                              MELROSE, MA  02176; MEMBER,
                              SCHOOL ADVISORY BOARD, ST. MARY'S
                              SCHOOL, 44 MYRTLE ST., MELROSE,
                              MA  02176


MARK E. DOW                   PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                ECONOMIST, INTERNATIONAL MONETARY
                              FUND, WASHINGTON, DC


EMILY DURBIN                  BOARD OF DIRECTORS, FAMILY
VICE PRESIDENT                SERVICE, INC., LAWRENCE, MA 01840


KARNIG H. DURGARIAN           BOARD MEMBER, EBRI, SUITE 600,
MANAGING DIRECTOR             2121 K ST., N.W., WASHINGTON, DC
                              20037-1896.  TRUSTEE, AMERICAN
                              ASSEMBLY, 122 C. ST., N.W., SUITE
                              350, WASHINGTON, DC 20001


NATHAN EIGERMAN               TRUSTEE, FLOWER HILL TRUST, 298
VICE PRESIDENT                MARLBOROUGH ST., #4, BOSTON, MA
                              02116


IRENE M. ESTEVES              PRIOR TO JANUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT, MILLER BREWING CO.,
                              3939 WEST HIGHLAND BLVD.,
                              MILWAUKEE, WI  53210.  BOARD OF
                              DIRECTOR MEMBER, AMERICAN
                              MANAGEMENT ASSOCIATION FINANCE
                              COUNCIL, 1601 BROADWAY, NEW YORK,
                              NY; BOARD OF DIRECTOR MEMBER,
                              FIRST NIGHT BOSTON, 20 PARK
                              PLAZA, SUITE 927, BOSTON, MA;
                              BOARD OF DIRECTOR MEMBER, SC
                              JOHNSON COMMERCIALMARKETS, 8310
                              16TH ST., STUTEVANT, WI 53177;
                              BOARD OF DIRECTOR MEMBER,
                              MASSACHUSETTS TAXPAYERS
                              FOUNDATION, 24 PROVINCE ST.,
                              BOSTON, MA; BOARD OF DIRECTOR
                              MEMBER, MRS. BAIRDS BAKERIES, 515
                              JONES ST., SUITE 200, FORT WORTH,
                              TEXAS 76102


IAN FERGUSON                  TRUSTEE, PARK SCHOOL, 171 GODDARD
SENIOR MANAGING DIRECTOR      AVENUE, BROOKLINE, MA 02146


EDWARD R. FINCH               PRIOR TO DECEMBER, 1997, MANAGING
VICE PRESIDENT                DIRECTOR, M.A. WEATHERBIE & CO.,
                              265 FRANKLIN ST., BOSTON, MA
                              02110


KATE FLEISHER                 PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF HUMAN RESOURCES, LAURA ASHLEY,
                              6 ST., JAMES AVE. SUITE 410,
                              BOSTON, MA  02116


J. PETER GRANT                TRUSTEE, THE DOVER CHURCH, DOVER,
SENIOR VICE PRESIDENT         MA 02030


PATRICE GRAVIERE              PRIOR TO MARCH, 1998, REGIONAL
SENIOR VICE PRESIDENT         DIRECTOR FOR LATIN AMERICA, MFS
                              INTERNATIONAL, LTD, BUENOS AIRES,
                              BRAZIL


PAUL E. HAAGENSEN             DIRECTOR, HAAGENSEN RESEARCH
SENIOR VICE PRESIDENT         FOUNDATION, 630 WEST 168TH ST.,
                              NEW YORK, NY  10032


JAMES B. HAINES               PRIOR TO FEBRUARY, 1997,
ASSISTANT VICE PRESIDENT      ASSOCIATE, BENEFIT DEPARTMENT,
                              ROPES & GRAY, ONE INTERNATIONAL
                              PLACE, BOSTON, MA  02110


MARY S. HAPIJ                 PRIOR TO MARCH, 1997, RESEARCH
VICE PRESIDENT                LIBERTY MANAGER, PIONEERING
                              MANAGEMENT CORP.,  60 STATE
                              STREET, BOSTON, MA  02109




NIGEL P. HART                 PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                VICE PRESIDENT AND PORTFOLIO
                              MANAGER, INVESTMENT ADVISERS,
                              3700 FIRST BANK PLACE,
                              MINNEAPOLIS, MN 55402


DEBORAH R. HEALEY             CORPORATOR, NEW ENGLAND BAPTIST
SENIOR VICE PRESIDENT         HOSPITAL, 125 PARKER HILL AVE.,
                              BOSTON, MA 02120; DIRECTOR, NEB
                              ENTERPRISES, 125 PARKET HILL
                              AVE., BOSTON, MA 02120


MARIANNE P. ISGUR             PRIOR TO MARCH, 1998, EXECUTIVE
ASSISTANT VICE PRESIDENT      RECRUITER, PROFESSIONS, 2 VILLA
                              RD., SO. HAMILTON, MA  01982;
                              PRESIDENT, EQUINE VENTURES, LTD.,
                              25 FELLOWS RD., IPSWICH, MA 01932


JEFFREY KAUFMAN               PRIOR TO JULY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMNT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA 02116


IRA C. KALUS-BYSTRICKY        PRIOR TO MARCH, 1998, CONSULTANT,
VICE PRESIDENT                ARTHUR D. LITTLE, 25 ACORN PARK,
                              CAMBRIDGE, MA  02114


MARY E. KEARNEY               TRUSTEE, MASSACHUSETTS EYE AND
MANAGING DIRECTOR             EAR INFIRMARY, 243 CHARLES ST.,
                              BOSTON, MA  02114


KEVIN J. KELEHER              PRIOR TO AUGUST, 1998, SUPPORT
ASSISTANT VICE PRESIDENT      MANAGER, DIGITAL EQUIPMENT CO.,
                              111 POWDER MILL RD., MAYNARD, MA
                              01754


CATHERINE KENNEDY             PRIOR TO SEPTEMBER, 1997,
VICE PRESIDENT                PRINCIPAL, MORGAN STANLEY, 1585
                              BROADWAY, NEW YORK, NY 10036


JEFFREY K. KERRIGAN           PRIOR TO JUNE, 1997, VICE
ASSISTANT VICE PRESIDENT      PRESIDENT, FLEET INVESTMENTS, 75
                              STATE St., Boston, MA  02109


DAVID R. KING                 Prior to JUNE, 1997,         Vice
VICE PRESIDENT                President, FLEET INVESTMENTS, 75
                              STATE ST., BOSTON, MA  02109


WILLIAM P. KING               PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                PORTFOLIO MANAGER, TSA GLOBAL
                              ASSET MANAGEMENT, 700 SOUTH
                              FLOWER ST., LOS ANGELES, CA
                              90017


DEBORAH F. KUENSTNER          PRIOR TO MARCH, 1997, SENIOR
MANAGING DIRECTOR             PORTFOLIO MANAGER, DUPONT PENSION
                              FUND INVESTMENT, 1 RIGHT PARKWAY,
                              WILMINGTON, DE  19850; DIRECTOR,
                              BOARD OF PENSIONS, PRESBYTERIAN
                              CHURCH, 1001 MARKET ST.,
                              PHILADELPHIA, PA


THOMAS J. KUREY               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT, EVERGREEN SECURITIES,
                              77 W. WACKER,         Chicago, IL
                                      60601


        LINDA LANE            MEMBER, AMERICAN SOCIETY FOR
ASSISTANT VICE PRESIDENT      TRAINING & DEVELOPMENT, 27 GLEN
                              STREET, SUITE 4, STOUGHTON, MA
                              02072


KENNETH W. LANG               Prior to April, 1997, VICE
VICE PRESIDENT                PRESIDENT, MONTGOMERY SECURITIES,
                              600 MONTGOMERY ST., SAN
                              FRANCISCO, CA  94111


COLEMAN N. LANNUM, III        PRIOR TO JUNE, 1997, DIRECTOR-
SENIOR VICE PRESIDENT         INVESTOR RELATIONS, MALLINCKRODT,
                              INC., 7733 FORSYTH BLVD., ST.
                              LOUIS, MO 63105


LEONARD LAPORTA, JR.          PRIOR TO MARCH, 1998, ASSISTANT
VICE PRESIDENT                VICE PRESIDENT, STATE STREET
                              GLOBAL ADVISORS, TWO
                              INTERNATIONAL PLACE, BOSTON, MA
                              02110; BOARD OF OVERSEERS', USS
                              CONSTITUTION MUSEUM, CHARLESTON,
                              MA


LAWRENCE J. LASSER            DIRECTOR, MARSH & MCLENNAN
PRESIDENT, DIRECTOR AND CHIEF COMPANIES, INC., 1221 AVENUE OF
EXECUTIVE                     THE AMERICAS, NEW YORK, NY
                              10020; BOARD OF GOVERNORS AND
                              EXECUTIVE COMMITTEE, INVESTMENT
                              COMPANY INSTITUTE, 1401 H. ST.,
                              N.W. SUITE 1200, WASHINGTON, DC
                              20005; BOARD OF OVERSEERS, MUSEUM
                              OF FINE ARTS, 465 HUNTINGTON,
                              AVE., BOSTON, MA 02115; TRUSTEE,
                              BETH ISRAEL DEACONESS MEDICAL
                              CENTER, 330 BROOKLINE AVE.,
                              BOSTON, MA; MEMBER OF THE COUNCIL
                              ON FOREIGN RELATIONS, 58 EAST
                              68TH ST., NEW YORK, NY 10021;
                              MEMBER OF THE BOARD OF DIRECTORS
                              OF THE UNITED WAY OF
                              MASSACHUSETTS BAY, 245 SUMMER
                              ST., SUITE 1401, BOSTON, MA
                              02110; TRUSTEE OF THE VINEYARD
                              OPEN LAND FOUNDATION, RFD BOX
                              319X, VINEYARD HAVEN, MA 02568.


JOAN M. LEARY                 PRIOR TO JANUARY, 1997, SENIOR
VICE PRESIDENT                TAX MANAGER, KMPG, 99 HIGH
                              STREET, BOSTON, MA  02110


CRAIG S. LEWIS                PRIOR TO JANUARY, 1998, ANALYST,
VICE PRESIDENT                KEYSTONE INVESTMENTS, 200
                              BERKELEY STREET, BOSTON, MA
                              02101


GEIRULV LODE                  PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, CHANCELLOR LGT, ASSET
                              MANAGEMENT, 1166 AVENUE OF THE
                              AMERICAS, NEW YORK, NY  10036


ELIZABETH M. MACELWEE         PRIOR TO JANUARY, 1998,
SENIOR VICE PRESIDENT         PRINCIPAL, MORGAN STANLEY, 1155
                              BROADWAY, NEW YORK, NY  10036


DIANA R. MADONNA              PRIOR TO JANUARY, 1997,
ASSISTANT VICE PRESIDENT      LIBRARIAN, LIPPER ANALYTICAL
                              SERVICES, INC., 1380 LAWRENCE
                              ST., DENVER, CO 80204


SARA MALAK                    PRIOR TO OCTOBER, 1997,
VICE PRESIDENT                CONSULTANT, THE BOSTON
                              CONSULTANT, EXCHANGE PLACE,
                              BOSTON, MA  02109


BRUCE D. MARTIN               PRIOR TO APRIL, 1997, VICE
VICE PRESIDENT                PRESIDENT, EATON VANCE, 29
                              BOSTON, MA  02110




KEVIN MALONEY                 INSTITUTIONAL DIRECTOR, FINANCIAL
MANAGING DIRECTOR             MANAGEMENT ASSOCIATION,
                              UNIVERSITY OF SOUTH FLORIDA,
                              COLLEGE OF BUSINESS
                              ADMINISTRATION, SUITE 3331,
                              TAMPA, FL 33620


SCOTT M. MAXWELL              PRIOR TO MARCH, 1997, CHIEF
MANAGING DIRECTOR             FINANCIAL OFFICER-EQUITY
                              DIVISION, LEHMAN BROTHERS, 3
                              WORLD FINANCIAL CENTER, NEW YORK,
                              NY 10285


BRIDGET MCCAVOY               PRIOR TO OCTOBER, 1997, SENIOR
ASSISTANT VICE PRESIDENT      RECRUITER, BANKBOSTON, 100
                              FEDERAL ST., BOSTON, MA  02110;
                              PRIOR TO OCTOBER, 1996. EXECUTIVE
                              RECRUITER, HI HUNT & CO., 99
                              SUMMER ST., BOSTON, MA  02110


WILLIAM MCGUE                 BOARD MEMBER, SACRED HEART
MANAGING DIRECTOR             ELEMENTARY SCHOOL, 75 COMMERCIAL
                              ST.,WEYMOUTH, MA 02188; BOARD OF
                              DIRECTORS MEMBER AND TREASURER,
                              WHITTEMORE SHORES CONDOMINIUM
                              ASSOCIATION, BRIDGEWATER, NH
                              03222


PAUL K. MICHAUD               PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT, UNION
                              BANK OF SWITZERLAND,
                              BAHNHOFSTRASSE 45, 8021 ZURICH,
                              SWITZERLAND


CAROL H. MILLER               BOARD MEMBER, THE ROBBINS-DE
ASSISTANT VICE PRESIDENT      BEAUMONT FOUNDATION, C/O SULLIVAN
                              & WORCESTER, ONE POST OFFICE
                              SQUARE, BOSTON, MA 02109; BOARD
                              MEMBER, BURKE MTN. ACADEMY, EAST
                              BURKE, VT; BOARD MEMBER, THE
                              LYRIC STAGE THEATER, 140
                              CLARENDON ST., BOSTON, MA  02116;
                              BOARD MEMBER, THE BOSTON MODERN
                              ORCHESTRA PROJECT, P.O. BOX
                              39134, CAMBRIDGE, MA 02139


CHRISTOPHER G. MILLER         PRIOR TO JANUARY, 1998, Portfolio
VICE PRESIDENT                Manager,         ANALYTIC TSA
                              GLOBAL ASSET MANAGEMENT, 700 SO.
                              FLOWER ST., LOS ANGELES, CA 90017



WILLIAM H. MILLER             PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND ASSET PORTFOLIO
                              MANAGER, DELAWARE MANAGEMENT, ONE
                              COMMERCE SQUARE, PHILADELPHIA, PA


JEANNE L. MOCKARD             TRUSTEE, THE BRYN MAWR SCHOOL,
SENIOR VICE PRESIDENT         109, W. MELROSE AVENUE,
                              BALTIMORE, MA 21210


GERARD I. MOORE               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT/EQUITY RESEARCH, BOSTON
                              COMPANY ASSET MANAGEMENT, ONE
                              BOSTON PLACE, BOSTON, MA 02109


KELLY A. MORGAN               PRIOR TO SEPTEMBER, 1996, SENIOR
SENIOR VICE PRESIDENT         VICE PRESIDENT AND INTERNATIONAL
                              PORTFOLIO MANAGER, ALLIANCE
                              CAPITAL MANAGEMENT, 1345 AVENUE
                              OF THE AMERICAS, NEW YORK, NY
                              10020


DONALD E. MULLIN              CORPORATE REPRESENTATIVE AND
SENIOR VICE PRESIDENT         BOARD MEMBER, DELTA DENTAL PLAN
                              OF MASSACHUSETTS, 10 PRESIDENTS
                              LANDING, P.O. BOX 94104, MEDFORD,
                              MA 02155


GAYLE M. O'CONNELL            PRIOR TO MARCH, 1997, ASSISTANT
ASSISTANT VICE PRESIDENT      DIRECTOR OF HUMAN RESOURCES, ITT
                              SHERATON CORPORATION, 60 STATE
                              ST., BOSTON, MA  02109


STEPHEN S. OLER               PRIOR TO JUNE, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, TEMPLETON INVESTMENT
                              COUNSEL, 500 E. BROWARD BLVD.,
                              FT. LAUDERDALE, FL  33394


KERRY M. OWENS                PRIOR TO JULY, 1998, MARKETING
ASSISTANT VICE PRESIDENT      MANAGER, ABN AMRO, 199
                              BISHOPSGATE, LONDON, ENGLAND,
                              EC2M 3TY; PRIOR TO APRIL, 1997,
                              ASSISTANT MANAGER, CITIBANK, 336
                              STRAND, LONDON, ENGLAND, WC2


KIMBERLY A.M. PAGE            PRIOR TO FEBRUARY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      CONSULTANT, ANDERSEN CONSULTING,
                              100 WILLIAMS ST., WELLESLEY, MA
                              02181


MARGERY C. PARKER             PRIOR TO DECEMBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              KEYSTONE INVESTMENTS 200 BERKELEY
                              STREET, BOSTON, MA  02101


CARMEL PETERS                 PRIOR TO APRIL, 1997, MANAGING
SENIOR VICE PRESIDENT         DIRECTOR/CHIEF INVESTMENT ASIA
                              PACIFIC, WHELLOCK NATWEST
                              INVESTMENT MANAGEMENT, LTD,
                              NATWEST TOWER, TIMES SQUARE,
                              CAUSEWAY BAY, HONG KONG, CHINA


WILLIAM PERRY                 PRIOR TO SEPTEMBER, 1997, SENIOR
VICE PRESIDENT                TRADER, FIDELITY MANAGEMENT &
                              RESEARCH, 82 DEVONSHIRE ST.,
                              BOSTON, MA  02110


KEITH PLAPINGER               CHAIRMAN AND TRUSTEE, ADVENT
VICE PRESIDENT                SCHOOL, 17 BRIMMER ST., BOSTON,
                              MA  02108


CHARLES E. PORTER             TRUSTEE, ANATOLIA COLLEGE, 130
EXECUTIVE VICE PRESIDENT      BOWDOIN ST., SUITE 1201, BOSTON,
                              MA 02108; GOVERNOR, HANDEL &
                              HAYDEN SOCIETY, HORTICULTURE
                              HALL, 300 MASSACHUSETTS AVE.,
                              BOSTON, MA 0215


GEORGE PUTNAM                 CHAIRMAN AND DIRECTOR, PUTNAM
CHAIRMAN AND DIRECTOR         MUTUAL FUNDS CORP.; DIRECTOR, THE
                              BOSTON COMPANY, INC., ONE BOSTON
                              PLACE, BOSTON, MA 02108;
                              DIRECTOR, BOSTON SAFE DEPOSIT AND
                              TRUST COMPANY, ONE BOSTON PLACE,
                              BOSTON, MA 02108; DIRECTOR,
                              FREEPORT-MCMORAN, INC., 200 PARK
                              AVENUE, NEW YORK, NY 10166;
                              DIRECTOR, GENERAL MILLS, INC.,
                              9200 WAYZATA BOULEVARD,
                              MINNEAPOLIS, MN  55440; DIRECTOR,
                              HOUGHTON MIFFLIN COMPANY, ONE
                              BEACON STREET, BOSTON, MA 02108;
                              DIRECTOR, MARSH & MCLENNAN
                              COMPANIES, INC., 1221 AVENUE OF
                              THE AMERICAS, NEW YORK, NY
                              10020; DIRECTOR, ROCKEFELLER
                              GROUP, INC., 1230 AVENUE OF THE
                              AMERICAS, NEW YORK, NY 10020;
                              TRUSTEE, MASSACHUSETTS GENERAL
                              HOSPITAL, FRUIT STREET, BOSTON,
                              MA 02114; MCLEAN HOSPITAL 115
                              MILL ST., BELMONT,MA 02178; THE
                              COLONIAL WILLIAMSBURG FOUNDATION,
                              POST OFFICE BOX 1776,
                              WILLIAMSBURG, VA 23187; THE
                              MUSEUM OF FINE ARTS, 465
                              HUNTINGTON AVENUE, BOSTON, MA
                              02115; WGBH FOUNDATION, 125
                              WESTERN AVENUE,BOSTON, MA 02134;
                              THE NATURE CONSERVANCY, POST
                              OFFICE SQUARE BUILDING, 79 MILK
                              ST., SUITE 300, BOSTON, MA 02109;
                              TRUSTEE, THE JACKSON LABORATORY,
                              600 MAIN ST., BAR HARBOR, ME 04


ROBERT A. PIEPENBURG          PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT,
                              BANKBOSTON CORP./BOSTON SECURITY,
                              100 FEDERAL ST., BOSTON, MA
                              02106


ELIZABETH PRICE               PRIOR TO JANUARY, 1998,
ASSISTANT VICE PRESIDENT      INVESTMENT ANALYST, SCHRODER
                              INVESTMENT MANAGEMENT LIMITED, 33
                              GUTTER LANE, LONDON, EC2V 8AS,
                              ENGLAND


EDWARD QIAN                   PRIOR TO FEBRUARY, 1998, BACK BAY
VICE PRESIDENT                ADVISORS, 399 BOYLSTON ST.,
                              BOSTON, MA  02116; PROR TO
                              SEPTEMBER, 1996, POST-DOCTORATE
                              RESEARCH, MASSACHUSETTS INSTITUTE
                              OF TECHNOLOGY, 77 MASSACHUSETTS
                              AVENUE, CAMBRIDGE, MA  02109


KEITH QUINTON                 DIRECTOR, ELEAZAR, INC., WEST
SENIOR VICE PRESIDENT         WHEELOCK ST., HANOVER, NH  03755



THOMAS V. REILLY              TRUSTEE, KNOX COLLEGE, 2 EAST
MANAGING DIRECTOR             SOUTH ST., GALESBURG, IL 61401



MARC J. RITENHOUSE            PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF FINANCE, FIDELITY INVESTMENTS,
                              INC., 82 DEVONSHIRE ST., BOSTON,
                              MA  02109


OLIVER RUDIGOZ                PRIOR TO APRIL, 1998, PORTFOLIO
VICE PRESIDENT                MANAGER, PARIBAS ASSET
                              Management, #3 Rue D'Antin,
                              Paris, France, 75002



Michael V. Salm               Prior to November, 1997, Mortgage
VICE PRESIDENT                Analyst, Blackrock Financial
                                      345 Park Ave., New York,
                              NY  10010


Robert J. Schoen              Prior to June, 1997, Sole
ASSISTANT VICE PRESIDENT      Proprietor, Schoen Timing
                              Strategies,         315 E. 21st
                                     , New York, NY  10010


Justin M. Scott               Director, DSI PROPRIETIES
MANAGING DIRECTOR             (Neja) Ltd., Epping Rd., Reydon,
                              Essex CM19 5RD


Max S. Senter                 General Partner, M.S. Senter &
SENIOR VICE PRESIDENT         Sons Partnership, 4900
                              Fayetteville        Rd., Raleigh,
                              NC  27611





Edward Shadek, Jr.            Prior to March, 1997, Portfolio
VICE PRESIDENT                Manager, Newhold Asset
                              Management, 950 Haverford Rd.,
                              Bryn Mawr, PA  19010


Raj Ken Sharma                Prior to January, 1998, Vice
VICE PRESIDENT                President and Portfolio Manager,
                                      Fleet Financial, 75 State
                              Street, Boston, MA  02106


        GORDON H. SILVER              Trustee, Wang Center for
        MANAGING DIRECTOR     the Performing Arts, 270 Tremont
                              St., BOSTON, MA  02116


        DAVID M. SILK         MEMBER OF BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         JOBS FOR BAY STATE GRADUATES, 451
                              ANDOVER ST., SUITE 305, NORTH
                              ANDOVER, MA 01845

Steven Spiegel                Director, Ultra         DIAMOND
SENIOR MANAGING DIRECTOR      AND GOLD OUTLET., 29 East Madison
                              St., SUITE 1800, Chicago, IL
                              60602; DIRECTOR, FACES NEW YORK
                              UNIVERSITY MEDICAL CENTER, 550
                              FIRST AVENUE, NEW YORK, NY
                              10016;        Trustee, Babson
                              College, One College Drive,
                              Wellesley, MA  02157;


Christopher A. Spurlock       Prior to May, 1997, Sales Trader,
VICE PRESIDENT                J.P. Morgan, 60 Wall St.,
                              New York, NY


Michael P. Stack              Prior to November, 1997, Senior
SENIOR VICE PRESIDENT         Vice President and Portfolio
                                      Manager,  Independence
                              Investment Associates, 53 State
                              St., Boston, MA  02109


Casey         STRUMPFT        Prior to January, 1997, Director,
SENIOR VICE PRESIDENT         Blue Cross and Blue SHIRELD,
                                      100 Summer St., Boston,
                              MA  02110


                              Prior to February, 1998, Vice
                              President, Corporate Research
Robert E. Sweeney                     Smith Barney, One New
VICE PRESIDENT                York Plaza, New York, NY 10004


Judith H. Swirbalus           Prior to January, 1998, Alex,
VICE PRESIDENT                Brown & Sons, One South St.,
                                      Baltimore, MD  21202


JOHN C. TALANIAN              MEMBER OF BOARD OF DIRECTORS, THE
MANAGING DIRECTOR             JAPAN SOCIETY OF BOSTON, ONE MILK
                              STREET, BOSSTON, MA 02109


Robert J. Toner               Prior to September, 1998,
ASSISTANT VICE PRESIDENT      Associate, Goodwin Procter &
                              Hoar,         LLP, Exchange
                              Place, Boston, MA  02109


John R. Tonkin                Prior to January, 1998, Analyst,
ASSISTANT VICE PRESIDENT      Credit Suisse First Boston
                                      Celtic Towers, The
                              Terrace        Wellington, New
                              Zealand


                              Prior to September, 1997,
                              Staffing Lead, Cisco Systems, 250
Scott G. Vierra               APOLIO         Drive, Chelmsford,
VICE PRESIDENT                MA  01824



David L. Waldman              Prior to June, 1997, Senior
MANAGING DIRECTOR             Portfolio Manager, Lazard Feres
                                      Asset Management, 30
                              Rockefeller Center, New York, NY
                              10112


Paul C. Warren                Prior to May, 1997, Director, IDS
SENIOR VICE PRESIDENT         Fund Management, LT,         One
                              Pacific Place,         SQUENSWAY,
                              Hong Kong, China


DIERDRE WEST-SMITH            TRUSTEE, ST. JAMES CONDO
ASSISTANT VICE PRESIDENT      ASSOCIATION, 66 ST. JAMES ST.,
                              ROXBURY, MA 02119


Eric Wetlaufer                        PRESIDENT AND MEMBER OF
        Managing Director     BOARD OF DIRECTORS, THE BOSTON
                              SECURITY ANALYSTS SOCIETY, INC.,
                              100 BOYLSTON ST., SUITE 1050,
                              Boston, MA         02110


EDWARD F. WHALEN              MEMBER OF THE BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         HOCKOMOCK AREA YMCA, 300 ELMWOOD
                              ST., NORTH ATTLEBORO, MA 02760


Burton Wilson                 Prior to March, 1997, Associate
VICE PRESIDENT                Investments         Banking,
                                      Robertson Stephens & Co.,
                              555 California St., Suite 2600,
                              San Francisco, CA  94104


        RICHARD P. WYKE               DIRECTOR, SALEM YMCA, ONE
Senior Vice President         SEWALL ST., SALEM, MA 01970



Scott D. Zaleski              Prior to May, 1997, Investment
ASSISTANT VICE PRESIDENT      Officer, State Street Bank &
                                      Trust, 1776 Heritage Dr.,
                              Quincy, MA 02171; Prior to
                              September, 1996, Investment
                              Associate Fidelity Investments,
                              82 Devonshire St., Boston, MA
                              02109



Michael P. Zeller             Prior to July, 1997, Sales
VICE PRESIDENT                        MANGER, NYNEX Information
                                      Resources, 35 Village
                                      R., Middleton, MA  01949


ITEM 27. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt
Money Market Fund, Putnam Capital         OPPORTUNITITES Fund,
Putnam Convertible Income-Growth Trust, Putnam Diversified Equity
Trust, Putnam Diversified Income Trust,        Putnam Equity
Income Fund, Putnam Europe Growth Fund,         Putnam Florida
Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam
High Yield Advantage Fund, Putnam High         QUALITY BOND FUND,
Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, PUTNAM INTERNATIONAL GROWTH FUND, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, PUTNAM STRATEGIC INCOME FUND, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston, MA 02109:


         Name            Positions and     Positions and
                            Offices           Offices
                        with Underwriter  with Registrant
Aaron,Jeff F.          Asst. Vice              None
                       President
Adduci,John V.         Vice President          None
Albanese,Frank         Vice President          None
Alberts,Richard W.     Asst. Vice              None
                       President
Alden,Donald F.        Vice President          None
Alders,Christopher A.  Senior Vice             None
                       President
Alpaugh,Christopher S. Vice President          None
Amisano,Paulette C.    Vice President          None
Andrews,Margaret       Vice                    None
                       President
Arends,Michael K.      Senior Vice             None
                       President
Asher,Steven E.        Senior Vice             None
                       President
Avery,Scott A.         Senior Vice             None
                       President
Aymond,Christian E.    Senior Vice             None
                       President
Aymond,Colin C.        Vice President          None
Battit,Suzanne J       Vice President          None
Beatty,Steven M.       Senior Vice             None
                       President
Bent,John J.           Vice President          None
Beringer,Thomas        VICE President          None
        C.
Berka,Sharon A.        Senior Vice             None
                       President
Boneparth,John F.      Managing Director       None
Bonfilio Jr.,Peter J.  Asst. Vice              None
                       President
Bouchard,Keith R.      Senior Vice             None
                       President
Bradford Jr.,Linwood   Senior Vice             None
E.                             President
Brennan,Mary Ann       Asst. Vice              None
                       President
Bresnahan,Leslee R.    Senior Vice             None
                       President
Brockelman,James D.    Senior Vice             None
                       President
Brookman,Joel S.       Vice President          None
Brown,Timothy K.       Senior Vice             None
                       President
Buckner,Gail D.        Senior Vice             None
                       President
Burke,Robert W.        Sr Managing             None
                       Director
Cabana,Susan D.        Vice President          None
Callahan,Thomas C.     Asst. Vice              None
                       President
Capone,Robert G.       Senior Vice             None
                       President
Cartwright,Patricia A. Asst.         Vice      None
                       President
Casey,David M.         Vice President          None
Castle Jr.,James R.    Vice PRESIDENT          NONE
CHAPMAN,THOMAS E.      VICE President          None
Chase,Mary Claire      Vice President          None
Chrostowski,Louis F.   Senior Vice             None
                       President
Church,Daniel J.       Vice President          None
Clark,Richard B.       Senior Vice             None
                       President
Clermont,Mary          Asst. Vice              None
                       President
Clinton,John C.        Asst. Vice              None
                       President
Collman,Kathleen M.    Sr Managing             None
                       Director
Commane,Karen L.       Asst. Vice              None
                       President
Coneeny,Mark L.        Senior Vice             None
                       President
Connelly,              Senior Vice             None
Donald A.              President
Connolly,Karen E.      Asst. Vice              None
                       President
Conyers,Barry M.       Vice President          None
Corbett,Dennis         Vice President          None
Corvinus,F. Nicholas   Senior Vice             None
                       President
Cosmer,Thomas A.       Senior Vice             NONE
                       PRESIDENT
COTTO,STEPHEN P        ASST. VICE              None
                       President
Cristo,Chad H.         Vice President          None
Cropper,Joy Bacher     Asst. Vice              None
                       President
Crowley,Colleen J.     Asst. Vice              None
                       President
Curran,Peter J.        Senior Vice             None
                       President
Dahill,Jessica E.      Vice President          None
Daly,Kenneth L.        Managing Director       None
Dane,Edward H.         Senior Vice             None
                       President
Daylor,Donna M.        Vice President          None
Days,Nancy M.          Asst. Vice              None
                       President
De Oliveira-           Asst. Vice              None
Smith,Pamela           President
Deluse,Laura R.        Asst. Vice              None
                       President
DeMont,Lisa M.         Vice President          None
Dennehy,Teresa F.      Vice PRESIDENT          NONE
DERBYSHIRE,RALPH C     SENIOR VICE             NONE
                       PRESIDENT
DEVIN,RENATE S.        SENIOR VICE             None
                       President
DiRe,Lisa M.           Asst. Vice              None
                       President
DiStasio,Karen E.      Vice President          None
Dolan,Michael G.       Vice President          None
Donaldson,Scott M.     Vice President          None
Duffy,Deirdre E.       Senior Vice             None
                       President
Durbin,Emily J.        Vice PRESIDENT          NONE
DURKEE,CHRISTINE       ASST. VICE              None
                       President
Edlin,David B.         Managing Director       None
Eisenkraft,Gail A.     Managing Director       None
English,James M.       Senior Vice             None
                       President
Esposito,Vincent       Managing                NONE
                       DIRECTOR
FARRELL,DEBORAH S.     SENIOR VICE             None
                       President
Feldman,Susan H.       Senior Vice             None
                       President
Fisher,C. Nancy        Managing Director       None
Fishman,Mitchell B.    Senior Vice             None
                       President
Fiumara,Joseph C.      Vice President          None
Flaherty,Patricia C.   Senior Vice             None
                       President
Fleisher,Kate          Vice                    NONE
                       PRESIDENT
FOLEY,TIMOTHY P.       VICE PRESIDENT          NONE
FROST,KAREN T.         SENIOR Vice             None
                       President
Fullerton,Brian J.     Senior Vice             None
                       President
Gates,Judy S.          Senior Vice             None
                       President
Gennaco,Joseph P.      Senior Vice             NONE
                       PRESIDENT
GIBBS,STEPHEN C.       VICE President          None
Gindel,Caroline E.     Asst. Vice              None
                       President
Goodfellow,Mark D.     Vice President          None
Goodman,Robert         Managing Director       None
Gould,Carol J.         Asst. Vice              NONE
                       PRESIDENT
]GRACE,Anthony J.      Asst. Vice              None
                       President
Grace,Linda K.         Vice PRESIDENT          NONE
GREENWOOD,DANIEL W.    VICE President          None
Grossberg,Jill         Asst. Vice              None
                       President
Grove,Denise           Vice President          None
Guay,Timothy R.        Asst. Vice              None
                       President
Gubala,Jeffrey P.      Vice President          None
Guerin,Donnalee        Asst. Vice              None
                       President
Guerra,Salvatore F.    Vice PRESIDENT          NONE
HAINES,JAMES B.        ASST. VICE              None
                       President
Hall,Debra L.          Vice President          None
Halloran,James E.      Vice President          None
Halloran,Thomas W.     Senior Vice             None
                       President
Harbeck,John D.        Vice President          None
Harrington,Bruce D.    Vice President          None
Hartigan,Craig W.      Vice President          None
Hartley,Deborah M.     Asst. Vice              None
                       President
Hawkins III,Howard W.  Vice President          None
Hayes-Castro,Deanna R. Vice                    None
                       President
Hedstrom,Gayle A.      Asst. Vice              None
                       President
Heffernan,Paul P.      Senior Vice             None
                       President
Heimanson,Susan M.     Senior Vice             None
                               President
Holly Sr.,Jeremiah K.  Vice President          None
Holmes,Maureen A.      Asst. Vice              None
                       President
Hooley,Daniel F Jr.    Asst. Vice              None
                       President
Hoyt,Paula J.          Asst. Vice              None
                       President
Hurley,William J.      Managing Director       NONE
                       &         CFO
HUTCHINS,ROBERT B.     VICE PRESIDENT          NONE
ISGUR,Marianne P.      Asst. Vice              None
                       President
Jacobsen,Dwight D.     Managing                NONE
                       DIRECTOR
JORDAN,Stephen R.      Asst. Vice              None
                       President
Kapinos,Peter J.       Vice President          None
Kay,Karen R.           Senior Vice             NONE
                       PRESIDENT
KELEHER,KEVIN J.       ASST. VICE              None
                       President
Kelley,Brian J.        Vice President          None
Kelly,A.Siobhan        Asst. Vice              None
                       President
Kennedy,Alicia C.      Asst.         Vice      None
                       President
King,David         L.  MANAGING DIRECTOR       NONE
KING,DAVID R.          VICE PRESIDENT          NONE
KINOSHITA,TAKASHI      VICE President          None
Kinsman,Anne           Senior Vice             None
                       President
Kirk,Deborah H.        Senior Vice             None
                       President
Koontz,Jill A.         Senior Vice             None
                       President
Kreutzberg,Howard H.   Senior Vice             None
                       President
Krieger,Marjorie B.    Vice President          None
Lacascia,              VICE PRESIDENT          NONE
CHARLES M.
LANDERS,BRUCE M.       VICE President          None
Lane,Linda             Asst. Vice              None
                       President
LaPierre,Christopher W Asst. Vice              None
                       President
Lathrop,James D.       Senior Vice             None
                       President
Lawlor,Stephanie T.    Asst. Vice              None
                       President
Leary,Joan M.          Vice President          None
Ledbetter,Charles C.   Vice President          None
Leipsitz,Margaret      Asst. Vice              None
                       President
Lemire,Kevin           Vice President          None
Leonardo,Christine A.  Vice President          None
Levy,Eric S.           Senior Vice             NONE
                       PRESIDENT
LEVY,NORMAN S.         VICE President          None
Lewandowski Jr.,Edward Vice President          None
V.
Lewandowski,Edward V.  Senior Vice             None
                       President
Li,Mei                 Asst. Vice              None
                       President
Lieberman,Samuel L.    Vice President          None
Lifsitz,David M.       Vice President          None
Lilien,David R.        Vice President          None
Linehan,Ann-Marie      Asst. Vice              None
                       President
Litant,Lisa M.         Asst. Vice              None
                       President
Lockwood,Maura A.      Senior Vice             None
                       President
Lomba,Rufino R.        Senior Vice             None
                       President
Long,Gregory T.        Vice President          None
Lucey,Kevin J          Vice President          None
Lucey,Robert           DIRECTOR                NONE
F.
LUCEY, THOMAS          PRESIDENT AND           NONE
                       DIRECTOR
LYONS,Robert F.        Asst. Vice              None
                       President
Malatos,Ann            Vice President          None
Mallin,Bonnie J.       Senior VICE             NONE
                       PRESIDENT
MALOOF,RENEE L.        ASST. Vice              None
                       President
Mancini,Dana           Asst. Vice              NONE
                       PRESIDENT
MANNING,GEORGE J.      VICE President          None
Manthorne,Heather M.   Asst. Vice              None
                       President
Maravel,Alexi A.       Asst. Vice              None
                       President
Marius,Frederick S.    Vice President          None
McAvoy,Bridget         Asst. Vice              None
                       President
McCafferty,Karen A.    Vice President          None
McCarthy,Anne B.       Asst. Vice              None
                       President
McConville,Paul D.     Senior Vice             None
                       President
McCracken,Brian        Asst. Vice              None
                       President
McCutcheon,Bruce A     Senior Vice             None
                       President
McDermott,Daniel E.    Asst. Vice              None
                       President
McKenna,Mark J.        Senior Vice             None
                       President
McNamara,Laura         Vice President          None
McNamee,Mary G.        Asst. VICE              NONE
                       PRESIDENT
MEAGHER,DOROTHY B.     ASST. Vice              None
                       President
Metelmann,Claye A.     Vice President          None
Milgroom,Eric D.       Asst. Vice              None
                       President
Miller,Bart D.         Senior Vice             None
                       President
Miller,                Managing Director       None
Jeffrey M.
Mills,Ronald K.        Vice President          None
Minsk,Judith           Asst. Vice              None
                       President
Mintzer,Matthew P.     Senior Vice             None
                       President
Monahan,Kimberly A.    Vice President          None
Moody,Paul R.          Vice PRESIDENT          NONE
MOONIN,SARA R.         ASST. VICE              None
                       President
Moret,Mitchell L.      Senior Vice             None
                       President
Mosher,Barry L.        Asst. Vice              None
                       President
Mullen,Donald E.       Senior Vice             None
                       President
Murphy JR.,KENNETH W.  ASST. VICE              NONE
                       PRESIDENT
MURPHY,Paul G.         Vice President          None
Murray,Brendan R.      Vice President          None
Nadherny,Robert        Senior Vice             None
                       President
Natale,Ellen E.        Asst. VICE              NONE
                       PRESIDENT
NAUEN,KIMBERLY PAGE    ASST. Vice              None
                       President
Neary,Ellen R.         Vice President          None
Nelson,Alexander L.    Managing Director       None
Newell,Amy Jane        Vice President          None
Nickodemus,John P.     Senior Vice             None
                       President
Nickse,Gail A.         Asst. Vice              None
                       President
O'Brien,Lois C.        Vice President          None
O'Brien,Nancy E.       Vice President          None
O'Connell,Gayle M.     Asst. Vice              None
                       President
Onofrio,Ellen          Asst. Vice              NONE
                       PRESIDENT
OWENS,KERRY M.         ASST. Vice              None
                       President
Palmer,Patrick J.      Vice President          None
Palombo,Joseph R.      Managing                NONE
                       DIRECTOR
PANESSA,BRIAN          VICE PRESIDENT          NONE
PAPES,Scott A.         Vice President          None
Parr,Cynthia O.        Vice President          None
Pelletier,Dale M.      Vice President          None
Peterson,Jennifer H.   Asst. Vice              None
                       President
Peterson,              VICE PRESIDENT          NONE
KATHRYN L.
PETRALIA,RANDOLPH S.   SENIOR VICE             None
                       President
Phoenix,John G.        Senior Vice             None
                       President
Phoenix,Joseph         Senior Vice             None
                       President
Plapinger,Keith        Senior Vice             NONE
                               PRESIDENT
POWERS,BRIAN S.        ASST. Vice              None
                       President
Present,Howard B.      Senior Vice             None
                       President
Pulkrabek,Scott M.     Vice President          None
Putnam,George          Director            Chairman and

                                             PRESIDENT
REZABEK,Joseph L.      Asst. Vice              None
                       President
Riley,Megan G.         Asst. Vice              None
                       President
Ritenhouse,Marc J.     Vice President          None
Rodammer,Kris          Vice President          None
Rogers,Deborah A.      Vice President          None
Rothman,Debra V.       Vice President          None
Rowe,Robert B.         Vice                    None
                       President
Ruys de Perez,Charles  Senior Vice             None
A.                     President
Ryan,Carolyn M.        Asst. Vice              None
                       President
Ryan,Deborah A.        Vice                    None
                       President
Saunders,Catherine A.  Senior Vice             None
                       President
Saunders,Robbin L.     Vice President          None
Saur,Karl W.           Vice President          None
Scanlon,Michael M.     Vice President          None
Schaefer,Jennifer L.   Asst. Vice              None
                       President
Schofield,Shannon D.   Vice President          None
Schroeder,Paul R.      Asst. Vice              None
                       President
Schultz,Mitchell D.    Managing Director       None
Scordato,Christine A.  Senior Vice             None
                       President
Scott,Joseph W.        Asst. Vice              None
                       President
Segers,Elizabeth R.    Senior Vice             None
                       President
Shamburg,John B.       Vice President          None
Sharpless,Kathy G.     Managing                NONE
                       DIRECTOR
SHIEBLER,WILLIAM N.    DIRECTOR           VICE PRESIDENT
SHORT,JONATHAN D.      SENIOR VICE             NONE
                       PRESIDENT
SILVER,GORDON H.       SENIOR Managing    Vice President
                       Director
Skistimas Jr,John J.   Vice President          None
Smith,Stuart C.        Asst. Vice              None
                       President
Southard,Peter J.      Vice President          None
Spiegel,Steven         Sr Managing             None
                       Director
Stack,Michael P.       Senior Vice             None
                       President
Stanojev,Nicholas T.   Senior Vice             NONE
                               PRESIDENT
STARR,LOREN M.         MANAGING DIRECTOR       NONE
STEINBERG,Lauren B.    Asst. Vice              None
                       President
Stern,Derek A.         Asst. Vice              None
                       President
Stickney,Paul R.       Senior Vice             None
                       President
Strumpf,Casey          Senior Vice             None
                       President
Sullivan,Brian L.      Senior Vice             None
                       President
Sullivan,Donna G       Vice President          None
Sullivan,Elaine M.     Senior Vice             None
                       President
Sullivan,Guy           Managing Director       None
Sullivan,Kevin J.      Senior Vice             None
                       President
Sullivan,Maryann       Asst. Vice              None
                       President
Sutherland,George C.   Vice                    NONE
                       PRESIDENT
SWEENEY,JANET C.       SENIOR VICE             NONE
                       PRESIDENT
TALANIAN,JOHN C.       MANAGING DIRECTOR       NONE
TANNER,B Iris          Vice President          None
Tavares,April M.       Asst. Vice              None
                       President
Taylor,David S.        Vice President          None
Telling,John R.        Senior Vice             None
                       President
Tercha,Cynthia         Vice President          None
Thomas,Tracy           ASST. Vice              None
E.                     President
Tibbetts,Richard B.    Managing Director       None
Tirado,Patrice M.      Vice PRESIDENT          NONE
TONER,ROBERT J.        ASST. VICE              None
                       President
Tosi,Janet E.          Vice President          None
Troped,Bonnie L.       Senior Vice             None
                       President
Trowbridge,Wendy S.    Asst. Vice              None
                       President
Twigg,Christine M.     Asst. Vice              None
                       President
Vander Linde,Douglas   Senior Vice             None
J.                     President
Verani,John R.         Senior Vice        Vice President
                       President
Vierra,Scott G.        Vice                    None
                       President
Waters,Mitchell J.     Vice                    None
                       President
West-Smith,Deirdre     Asst. Vice              NONE
                       PRESIDENT
WHALEN,Brian           Vice President          None
Whalen,Edward F.       Senior Vice             None
                       President
Whitaker,J. Greg       Vice President          None
White,J. Bennett       Vice                    None
                       President
Wolfson,Jane           Senior Vice             None
                       President
Woloshin,Benjamin I.   Senior Vice             None
                       President
Woolverton,William H.  Managing Director       None
Zeller,Michael P.      Vice President          None
Zografos,Laura J.      Vice President          None
Zukowski,Virginia A.   Senior Vice        None
                       President






ITEM    28    .  LOCATION OF ACCOUNTS AND RECORDS

     Persons maintaining physical possession of

accounts, books and other documents required to be

maintained by Section 31(a) of the Investment Company

Act of 1940 and the Rules promulgated thereunder are

Registrants' Clerk, Beverly Marcus; Registrants'

investment adviser, Putnam Investment Management, Inc.;

Registrants' principal underwriter, Putnam Mutual Funds

Corp.; Registrants' custodian, Putnam Fiduciary Trust

Company ("PFTC"); and Registrants' transfer and

dividend disbursing agent, Putnam Investor Services, a

division of PFTC.  The address of the Clerk, investment

adviser, principal underwriter, custodian and transfer

and dividend disbursing agent is One Post Office

Square, Boston, Massachusetts 02109.

ITEM    29    .  MANAGEMENT SERVICES

     None.

ITEM    30    .  UNDERTAKINGS

     Each Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




     CONSENT OF INDEPENDENT ACCOUNTANTS

We         consent to the incorporation by reference in
the Prospectus and Statement of Additional Information
constituting parts of Post-Effective Amendment No.
   21 of     Putnam
California Tax Exempt Income Fund (the "Income Fund")
   on Form N1A     and Post-Effective Amendment No.
   14     for Putnam California Tax Exempt Money Market
Fund (the "Money Market Fund") to the Registration
Statements on Form N-1A (File No. 2-81011 for the
Income Fund) (File No. 33-17211 for the Money Market
Fund)
(the "Registration Statements") of our reports dated
November    11, 1998, on our audits of the September
30, 1998     Annual Reports of Putnam California Tax
Exempt Income Fund and Putnam California Tax Exempt
Money Market Fund,    which report is included in the
Annual Report for each fund for the year ended
September 30, 1998, which is     incorporated by
reference    in     the Registration Statements.

We also consent to the references to    our firm
under the    caption     "Independent Accountants and
Financial Statements" in    the     Statement of
Additional Information and under the heading
"Financial highlights" in the    Prospectuses.


   PricewaterhouseCoopers     LLP
Boston, Massachusetts
   November 25    , 1998



     NOTICE
  A copy of the Agreement and Declaration of Trust of
                        each of
Putnam California Tax Exempt Income Fund and Putnam
California Tax Exempt Money Market Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of each Registrant by an officer of each Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant Registrant.



     SIGNATURES

 Pursuant to the requirements of the Securities Act of
                         1933
and the Investment Company Act of 1940    , each
Registrant     has duly caused this Amendment to its
Registration Statement to be signed on its behalf by
the undersigned, thereunto duly authorized, in the
City of Boston, and The Commonwealth of Massachusetts,
on the    25 th     day of    November    , 1998.

          PUTNAM CALIFORNIA TAX EXEMPT
               INCOME TRUST
          PUTNAM CALIFORNIA TAX EXEMPT MONEY
               MARKET FUND

          By:  Gordon H. Silver, Vice President

     Pursuant to the requirements of the Securities
Act of 1933, this Amendment to the Registration
Statements of Putnam California Tax Exempt Income
Trust and Putnam California Tax Exempt Money Market
Fund has been signed below by the following persons in the capacities and on the dates indicated:

     SIGNATURE      TITLE

George Putnam  President and Chairman of the Board;
Principal Executive Officer; Trustee

John D. Hughes Senior Vice President; Treasurer and
Principal Financial Officer

Paul G. Bucuvalas   Assistant Treasurer and Principal

Accounting Officer

Jameson A. Baxter   Trustee

Hans H. Estin

Trustee

John A. Hill

Trustee

Ronald J.
Jackson
Trustee Paul L.
Joskow Trustee
Elizabeth T.
Kennan Trustee

Lawrence J.

Lasser  Trustee

John H. Mullin,

III Trustee

Robert E.

Patterson

Trustee Donald

S. Perkins          Trustee

William F.

Pounds

Trustee

George Putnam,

III  Trustee

A.J.C. Smith

Trustee

W. Thomas Stevens

Trustee

W. Nicholas Thorndike
          Trustee By:
          Gordon H.
          Silver, as
          Attorney-in-
          Fact
             November
          25, 1998




   Exhibit index

        14a.   Financial Data Schedule for Putnam
                    California Tax
Exempt Income Fund Class A shares -- Exhibit 1.
     14b. Financial Data Schedule for Putnam
California Tax Exempt Income Fund Class B shares --
Exhibit 2.
  14c. Financial Data Schedules for Putnam California
                          Tax
Exempt Income Fund Class M shares -- Exhibit 3.
          14d. Financial Data Schedule for Putnam



California Tax Exempt Money Market Fund -- Exhibit



4.